                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170


                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ANNUAL REPORT

[TCW GALILEO FUNDS LOGO]

TCW GALILEO FUNDS

US FIXED INCOME FUNDS

CORE FIXED INCOME

HIGH YIELD BOND

MONEY MARKET

SHORT TERM BOND

TOTAL RETURN BOND

OCTOBER 31, 2003

INTERNATIONAL

TCW Galileo Funds, Inc.

Table of Contents                                               October 31, 2003

Letter to Shareholders                                              1

Management Discussions                                              2

Schedules of Investments:

    TCW Galileo Asia Pacific Equities Fund                          8

    TCW Galileo Emerging Markets Equities Fund                     11

    TCW Galileo Emerging Markets Income Fund                       16

    TCW Galileo European Growth Equities Fund                      20

    TCW Galileo Select International Growth Equities Fund          24

Statements of Assets and Liabilities                               28

Statements of Operations                                           29

Statements of Changes in Net Assets                                30

Notes to Financial Statements                                      32

Financial Highlights                                               41

Independent Auditors' Report                                       48

Tax Information Notice                                             49

Directors and Officers                                             50

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL

                                                        [TCW GALILEO FUNDS LOGO]

To Our Shareholders

We are pleased to submit the October 31, 2003 annual reports for the TCW Galileo Funds.

In addition to providing an update on the performance of your funds, in this year's annual report we feel it is important to offer our perspective on the issues currently surrounding the mutual fund industry.

TCW is very concerned by the revelations of illegal trading practices at a number of prominent mutual fund companies. Coming from an institutional background, we take our fiduciary responsibility seriously. Our commitment to act in the best interests of our shareholders runs through everything we do, from the way we design our investment processes, to our technology infrastructure and above all, our trading policies, practices and compliance systems.

In this regard, we have long had in place an array of measures to discourage market-timing and other short-term trading strategies with the potential of disadvantaging long-term investors. These measures are actively enforced. Over the past few years, TCW has terminated hundreds of accounts which we believed were attempting to engage in market-timing and other practices contrary to the best interests of long-term investors in our funds.

We want our investors to know that none of our mutual funds were named in any of the initial regulatory complaints. Nonetheless, since this scandal first broke in early September, we have been conducting our own top-to-bottom review of our mutual fund trading policies and practices to ensure they continue to conform to industry best practices.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness. On the following pages we have provided a discussion and analysis of each fund's investment performance as well as graphical analysis of each fund's performance since inception.

We thank you for your support and look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.


/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board

November 28, 2003

TCW Galileo Asia Pacific Equities Fund

Management Discussions

During the year of November 1, 2002 through October 31, 2003, TCW Galileo Asia Pacific Equities Fund (the "Fund") had a positive return of 34.95%. The Fund underperformed its benchmark which returned 36.82%.

Negative contribution from country allocation was the primary factor behind the underperformance. The portfolio's underweight stance in Indonesia and Hong Kong and its overweight stance in South Korea detracted value, while the portfolio benefited from being underweight Singapore and overweight Thailand. Contribution from stock selection was largely neutral, with positive contributions from China, Hong Kong and India balanced out by negative contributions from Taiwan, South Korea and Thailand. The portfolio's aggressive weighting in technology, materials and consumer discretionary sectors also aided performance, particularly in the second half of the period under review.

The period under review was really a tale of two contrasting halves. In the first half, Asian equity markets were weak. Investors stayed on the sidelines, spooked initially by the build up to the war in Iraq and then later on by the outbreak of Severe Acute Respiratory Syndrome (SARS) in the region. In the second half, a faster than expected containment of SARS and increasing optimism over a recovery in global economic growth, drove the equity markets higher. The smaller markets of Indonesia and Thailand were the best performing markets during the period under review, gaining 99.1% and 87.6%, respectively, as they benefited from falling interest rates and cheap valuations. Among the larger markets, Taiwan was the best performing market, gaining 41.9% due to increasing optimism over a pick up in global technology spending. Singapore underperformed the rest of the region, but managed a gain of 22.5% during the period, as the economy was slow to recover from the fallout of SARS.

[CHART]

                TCW GALILEO ASIA PACIFIC EQUITIES FUND - I CLASS

     AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR   3-YEAR   5-YEAR   10-YEAR
     34.95%    4.21%   12.66%    3.08%

                  FUND                  MSCI TR FAR EAST FREE EX-JAPAN
Oct-1993       $ 250,000                          $ 250,000
Nov-1993       $ 256,717                          $ 248,317
Dec-1993       $ 314,856                          $ 308,683
Jan-1994       $ 297,533                          $ 287,598
Feb-1994       $ 279,491                          $ 271,080
Mar-1994       $ 246,791                          $ 241,594
Apr-1994       $ 257,412                          $ 252,975
May-1994       $ 268,313                          $ 263,761
Jun-1994       $ 253,779                          $ 252,035
Jul-1994       $ 264,679                          $ 266,112
Aug-1994       $ 284,522                          $ 287,786
Sep-1994       $ 280,888                          $ 283,151
Oct-1994       $ 284,801                          $ 288,655
Nov-1994       $ 254,056                          $ 261,163
Dec-1994       $ 244,318                          $ 254,713
Jan-1995       $ 216,340                          $ 227,393
Feb-1995       $ 235,089                          $ 250,375
Mar-1995       $ 233,936                          $ 251,577
Apr-1995       $ 232,782                          $ 249,195
May-1995       $ 260,762                          $ 279,557
Jun-1995       $ 257,301                          $ 275,354
Jul-1995       $ 269,128                          $ 279,702
Aug-1995       $ 256,753                          $ 266,394
Sep-1995       $ 257,339                          $ 271,017
Oct-1995       $ 253,537                          $ 266,900
Nov-1995       $ 249,737                          $ 264,096
Dec-1995       $ 261,142                          $ 277,237
Jan-1996       $ 288,630                          $ 302,646
Feb-1996       $ 284,829                          $ 301,607
Mar-1996       $ 283,368                          $ 304,035
Apr-1996       $ 293,603                          $ 312,542
May-1996       $ 291,557                          $ 309,501
Jun-1996       $ 280,151                          $ 303,265
Jul-1996       $ 265,015                          $ 281,416
Aug-1996       $ 276,474                          $ 291,577
Sep-1996       $ 282,645                          $ 298,941
Oct-1996       $ 282,351                          $ 293,293
Nov-1996       $ 305,563                          $ 310,086
Dec-1996       $ 314,376                          $ 308,112
Jan-1997       $ 314,965                          $ 312,589
Feb-1997       $ 315,846                          $ 313,751
Mar-1997       $ 298,806                          $ 296,603
Apr-1997       $ 294,987                          $ 289,032
May-1997       $ 322,313                          $ 303,710
Jun-1997       $ 351,402                          $ 311,829
Jul-1997       $ 354,061                          $ 313,347
Aug-1997       $ 301,742                          $ 255,654
Sep-1997       $ 295,797                          $ 253,733
Oct-1997       $ 219,098                          $ 191,835
Nov-1997       $ 208,099                          $ 179,634
Dec-1997       $ 203,241                          $ 171,593
Jan-1998       $ 198,954                          $ 157,143
Feb-1998       $ 221,102                          $ 193,198
Mar-1998       $ 215,030                          $ 188,482
Apr-1998       $ 200,741                          $ 169,074
May-1998       $ 172,165                          $ 142,888
Jun-1998       $ 161,450                          $ 127,336
Jul-1998       $ 158,439                          $ 123,802
Aug-1998       $ 146,703                          $ 104,672
Sep-1998       $ 156,606                          $ 115,950
Oct-1998       $ 186,680                          $ 147,612
Nov-1998       $ 195,851                          $ 161,056
Dec-1998       $ 198,784                          $ 163,325
Jan-1999       $ 198,417                          $ 157,988
Feb-1999       $ 195,849                          $ 155,191
Mar-1999       $ 214,555                          $ 172,636
Apr-1999       $ 254,898                          $ 212,497
May-1999       $ 251,597                          $ 202,942
Jun-1999       $ 299,642                          $ 238,146
Jul-1999       $ 300,742                          $ 229,025
Aug-1999       $ 311,011                          $ 232,771
Sep-1999       $ 292,307                          $ 214,142
Oct-1999       $ 306,979                          $ 224,453
Nov-1999       $ 369,329                          $ 246,846
Dec-1999       $ 427,276                          $ 264,767
Jan-2000       $ 419,209                          $ 259,087
Feb-2000       $ 458,451                          $ 245,432
Mar-2000       $ 447,082                          $ 257,093
Apr-2000       $ 378,499                          $ 236,159
May-2000       $ 346,592                          $ 216,985
Jun-2000       $ 373,734                          $ 227,310
Jul-2000       $ 355,394                          $ 219,199
Aug-2000       $ 352,459                          $ 216,447
Sep-2000       $ 321,651                          $ 191,415
Oct-2000       $ 299,277                          $ 176,467
Nov-2000       $ 283,505                          $ 167,671
Dec-2000       $ 296,580                          $ 167,342
Jan-2001       $ 320,885                          $ 189,833
Feb-2001       $ 302,658                          $ 180,627
Mar-2001       $ 263,546                          $ 161,426
Apr-2001       $ 286,333                          $ 162,055
May-2001       $ 281,395                          $ 161,132
Jun-2001       $ 276,080                          $ 157,764
Jul-2001       $ 263,928                          $ 151,765
Aug-2001       $ 257,472                          $ 149,337
Sep-2001       $ 216,838                          $ 125,583
Oct-2001       $ 235,445                          $ 132,025
Nov-2001       $ 266,584                          $ 150,238
Dec-2001       $ 280,255                          $ 163,848
Jan-2002       $ 283,673                          $ 170,587
Feb-2002       $ 283,673                          $ 171,066
Mar-2002       $ 303,040                          $ 183,563
Apr-2002       $ 309,116                          $ 186,180
May-2002       $ 307,975                          $ 182,577
Jun-2002       $ 292,407                          $ 172,775
Jul-2002       $ 276,078                          $ 166,481
Aug-2002       $ 264,685                          $ 162,811
Sep-2002       $ 237,723                          $ 144,302
Oct-2002       $ 251,012                          $ 152,019
Nov-2002       $ 264,684                          $ 159,693
Dec-2002       $ 244,557                          $ 148,721
Jan-2003       $ 244,936                          $ 150,482
Feb-2003       $ 236,960                          $ 143,887
Mar-2003       $ 225,950                          $ 137,324
Apr-2003       $ 230,885                          $ 142,347
May-2003       $ 252,153                          $ 154,693
Jun-2003       $ 269,241                          $ 163,707
Jul-2003       $ 295,443                          $ 177,812
Aug-2003       $ 319,747                          $ 190,867
Sep-2003       $ 314,430                          $ 191,752
Oct-2003       $ 338,731                          $ 207,993

VALUE OF $250,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW Galileo Emerging Markets Equities Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Emerging Markets Equities Fund (the "Fund") had a positive return of 41.32%. The Fund underperformed its benchmark which returned 48.74%.

The twelve months under review have seen a strong rally in emerging markets equities with the main strength coming since the start of the second quarter of 2003. The key drivers of the rise in emerging market equities were significantly better news on the outlook for the global economic cycle and a related increase in risk appetite from global investors.

Following a period of stagnation in the second quarter of 2002 and the first quarter of 2003, the OECD composite leading indicator rose sharply from April 2003 indicating a recovery in global economic activity with the US the main beneficiary. Simultaneously, the bottom-up prospects for companies, as seen from earnings revisions, indicated an improving outlook for corporate earnings. Both these factors supported the rally in global emerging equity markets.

Simultaneously, a sharp improvement in global risk appetite led to rallies in a variety of asset classes including emerging market debt. The resulting reduction in bond spreads led to strong rallies in most equity markets in countries with non-investment grade sovereign ratings. During the period under review, the best performing markets in the MSCI EMF index were Venezuela (up 139.4%, Argentina (up 99.5%) and Indonesia (up 99.1%), while strong gains were also seen in Turkey, Thailand and Brazil. At times during its fiscal year, the Fund benefited from having overweight positions in Brazil, Argentina, Venezuela, Indonesia and Thailand, while the generally underweight position in Turkey detracted from performance. Additionally, an overly defensive portfolio was a negative contributor to performance during the second quarter of 2003, when the SARS crisis ameliorated and emerging Asian equity markets rebounded strongly.

[CHART]

              TCW GALILEO EMERGING MARKETS EQUITIES FUND - I CLASS

     AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR   3-YEAR   5-YEAR   10-YEAR
     41.32%    6.47%   10.52%     1.02%

                  FUND                  MSCI TR EMERGING MARKETS FREE
Oct-1993       $ 250,000                          $ 250,000
Nov-1993       $ 262,175                          $ 261,063
Dec-1993       $ 315,475                          $ 304,216
Jan-1994       $ 318,821                          $ 309,750
Feb-1994       $ 296,790                          $ 304,241
Mar-1994       $ 263,549                          $ 276,709
Apr-1994       $ 259,393                          $ 271,174
May-1994       $ 265,626                          $ 280,455
Jun-1994       $ 251,083                          $ 272,725
Jul-1994       $ 262,657                          $ 289,682
Aug-1994       $ 290,258                          $ 325,635
Sep-1994       $ 294,115                          $ 329,337
Oct-1994       $ 288,775                          $ 323,395
Nov-1994       $ 275,418                          $ 306,581
Dec-1994       $ 243,069                          $ 281,958
Jan-1995       $ 213,687                          $ 251,960
Feb-1995       $ 210,124                          $ 245,497
Mar-1995       $ 207,157                          $ 247,057
Apr-1995       $ 215,169                          $ 258,142
May-1995       $ 228,228                          $ 271,874
Jun-1995       $ 226,151                          $ 272,677
Jul-1995       $ 234,165                          $ 278,798
Aug-1995       $ 228,823                          $ 272,231
Sep-1995       $ 224,668                          $ 270,939
Oct-1995       $ 213,390                          $ 260,567
Nov-1995       $ 213,390                          $ 255,921
Dec-1995       $ 221,470                          $ 267,272
Jan-1996       $ 242,308                          $ 286,270
Feb-1996       $ 235,166                          $ 281,718
Mar-1996       $ 239,631                          $ 283,912
Apr-1996       $ 252,729                          $ 295,263
May-1996       $ 255,109                          $ 293,946
Jun-1996       $ 254,218                          $ 295,781
Jul-1996       $ 238,195                          $ 275,566
Aug-1996       $ 247,723                          $ 282,620
Sep-1996       $ 248,022                          $ 285,069
Oct-1996       $ 243,554                          $ 277,466
Nov-1996       $ 251,295                          $ 282,114
Dec-1996       $ 257,860                          $ 283,391
Jan-1997       $ 275,810                          $ 302,721
Feb-1997       $ 286,581                          $ 315,684
Mar-1997       $ 279,101                          $ 307,392
Apr-1997       $ 279,400                          $ 307,935
May-1997       $ 294,056                          $ 316,748
Jun-1997       $ 317,391                          $ 333,700
Jul-1997       $ 326,277                          $ 338,682
Aug-1997       $ 290,459                          $ 295,584
Sep-1997       $ 298,284                          $ 303,775
Oct-1997       $ 250,427                          $ 253,930
Nov-1997       $ 247,717                          $ 244,664
Dec-1997       $ 258,252                          $ 250,560
Jan-1998       $ 238,687                          $ 230,907
Feb-1998       $ 250,728                          $ 255,009
Mar-1998       $ 257,649                          $ 266,076
Apr-1998       $ 257,649                          $ 263,178
May-1998       $ 224,541                          $ 227,111
Jun-1998       $ 204,677                          $ 203,289
Jul-1998       $ 214,566                          $ 209,733
Aug-1998       $ 153,691                          $ 149,090
Sep-1998       $ 153,691                          $ 158,549
Oct-1998       $ 167,857                          $ 175,245
Nov-1998       $ 172,980                          $ 189,819
Dec-1998       $ 171,472                          $ 187,067
Jan-1999       $ 169,363                          $ 184,049
Feb-1999       $ 167,554                          $ 185,841
Mar-1999       $ 184,732                          $ 210,331
Apr-1999       $ 206,127                          $ 236,355
May-1999       $ 205,526                          $ 234,980
Jun-1999       $ 234,155                          $ 261,648
Jul-1999       $ 229,635                          $ 254,540
Aug-1999       $ 234,758                          $ 256,855
Sep-1999       $ 232,046                          $ 248,164
Oct-1999       $ 237,169                          $ 253,447
Nov-1999       $ 267,609                          $ 276,172
Dec-1999       $ 322,756                          $ 311,297
Jan-2000       $ 315,223                          $ 313,153
Feb-2000       $ 336,018                          $ 317,287
Mar-2000       $ 330,594                          $ 318,836
Apr-2000       $ 294,431                          $ 288,612
May-2000       $ 283,885                          $ 276,680
Jun-2000       $ 300,157                          $ 286,426
Jul-2000       $ 275,445                          $ 271,696
Aug-2000       $ 272,732                          $ 273,032
Sep-2000       $ 247,117                          $ 249,193
Oct-2000       $ 229,336                          $ 231,125
Nov-2000       $ 208,242                          $ 210,916
Dec-2000       $ 219,693                          $ 216,009
Jan-2001       $ 246,516                          $ 245,754
Feb-2001       $ 225,421                          $ 226,512
Mar-2001       $ 203,423                          $ 204,268
Apr-2001       $ 221,506                          $ 214,358
May-2001       $ 225,725                          $ 216,909
Jun-2001       $ 219,395                          $ 212,463
Jul-2001       $ 205,231                          $ 199,034
Aug-2001       $ 200,108                          $ 197,065
Sep-2001       $ 173,588                          $ 166,559
Oct-2001       $ 188,054                          $ 176,902
Nov-2001       $ 206,135                          $ 195,371
Dec-2001       $ 215,351                          $ 210,878
Jan-2002       $ 220,536                          $ 218,025
Feb-2002       $ 224,198                          $ 221,605
Mar-2002       $ 235,484                          $ 234,936
Apr-2002       $ 238,533                          $ 236,459
May-2002       $ 240,363                          $ 232,692
Jun-2002       $ 222,366                          $ 215,234
Jul-2002       $ 202,846                          $ 198,865
Aug-2002       $ 203,456                          $ 201,929
Sep-2002       $ 184,240                          $ 180,143
Oct-2002       $ 195,830                          $ 191,831
Nov-2002       $ 207,727                          $ 205,036
Dec-2002       $ 199,139                          $ 198,223
Jan-2003       $ 195,428                          $ 197,360
Feb-2003       $ 192,026                          $ 192,034
Mar-2003       $ 185,223                          $ 186,589
Apr-2003       $ 199,139                          $ 203,208
May-2003       $ 213,054                          $ 217,793
Jun-2003       $ 224,805                          $ 230,204
Jul-2003       $ 239,647                          $ 244,622
Aug-2003       $ 256,036                          $ 261,042
Sep-2003       $ 256,963                          $ 262,956
Oct-2003       $ 276,754                          $ 285,331

VALUE OF $250,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW Galileo Emerging Markets Income Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Emerging Markets Income Fund (the "Fund") had a positive return of 33.06%. The Fund outperformed its benchmark which returned 23.90%.

During the Fund's fiscal year emerging markets credit fundamentals were stable with an improving bias as the outlook for economic growth strengthens. Fiscal and monetary policies are well balanced with tight fiscal polices being the linchpin to the stability of credit fundamentals. With spending under tight control, emerging markets monetary policies have been stimulative and interest rates have broadly declined. High oil prices and rising commodity prices are also supportive to the emerging markets. Current account imbalances of emerging markets countries have been contained benefiting the overall performance of emerging markets debt securities. An increase in new issuance has been easily absorbed due to peak global liquidity conditions as a result of the low interest rate environment.

The Fund's excess returns were due to overweighted positions in Brazil and Russia, and to selected positions in local currency and corporate positions not represented in the benchmark. The main elements to the Fund's investment strategy continue to be high current income, low US interest rate duration, higher than normal cash positions, and capital appreciation from value opportunities, changes in exchange rates, or debt restructuring.

[CHART]

               TCW GALILEO EMERGING MARKETS INCOME FUND - I CLASS

         AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR   3-YEAR   5-YEAR   SINCE INCEPTION
     33.06%   18.88%   20.83%       11.48%

                           FUND                    JPM EMBI GLOBAL DIVERSIFIED
INCEPTION 9/4/96         $ 2,000                            $ 2,000
        Sep-1996         $ 2,061                            $ 2,117
        Oct-1996         $ 2,062                            $ 2,154
        Nov-1996         $ 2,136                            $ 2,262
        Dec-1996         $ 2,178                            $ 2,284
        Jan-1997         $ 2,249                            $ 2,340
        Feb-1997         $ 2,317                            $ 2,378
        Mar-1997         $ 2,240                            $ 2,291
        Apr-1997         $ 2,314                            $ 2,359
        May-1997         $ 2,416                            $ 2,441
        Jun-1997         $ 2,488                            $ 2,499
        Jul-1997         $ 2,564                            $ 2,603
        Aug-1997         $ 2,569                            $ 2,590
        Sep-1997         $ 2,640                            $ 2,664
        Oct-1997         $ 2,361                            $ 2,395
        Nov-1997         $ 2,430                            $ 2,484
        Dec-1997         $ 2,405                            $ 2,531
        Jan-1998         $ 2,386                            $ 2,550
        Feb-1998         $ 2,489                            $ 2,614
        Mar-1998         $ 2,576                            $ 2,669
        Apr-1998         $ 2,594                            $ 2,669
        May-1998         $ 2,439                            $ 2,604
        Jun-1998         $ 2,296                            $ 2,541
        Jul-1998         $ 2,300                            $ 2,547
        Aug-1998         $ 1,454                            $ 1,886
        Sep-1998         $ 1,548                            $ 2,065
        Oct-1998         $ 1,691                            $ 2,200
        Nov-1998         $ 1,871                            $ 2,347
        Dec-1998         $ 1,834                            $ 2,313
        Jan-1999         $ 1,800                            $ 2,436
        Feb-1999         $ 1,827                            $ 2,568
        Mar-1999         $ 1,947                            $ 2,436
        Apr-1999         $ 2,139                            $ 2,568
        May-1999         $ 2,041                            $ 2,445
        Jun-1999         $ 2,115                            $ 2,516
        Jul-1999         $ 2,104                            $ 2,480
        Aug-1999         $ 2,098                            $ 2,473
        Sep-1999         $ 2,163                            $ 2,544
        Oct-1999         $ 2,251                            $ 2,626
        Nov-1999         $ 2,320                            $ 2,689
        Dec-1999         $ 2,419                            $ 2,780
        Jan-2000         $ 2,413                            $ 2,748
        Feb-2000         $ 2,513                            $ 2,868
        Mar-2000         $ 2,555                            $ 2,923
        Apr-2000         $ 2,513                            $ 2,867
        May-2000         $ 2,441                            $ 2,803
        Jun-2000         $ 2,566                            $ 2,928
        Jul-2000         $ 2,627                            $ 3,014
        Aug-2000         $ 2,689                            $ 3,109
        Sep-2000         $ 2,648                            $ 3,075
        Oct-2000         $ 2,592                            $ 3,020
        Nov-2000         $ 2,554                            $ 3,010
        Dec-2000         $ 2,670                            $ 3,133
        Jan-2001         $ 2,768                            $ 3,273
        Feb-2001         $ 2,721                            $ 3,248
        Mar-2001         $ 2,698                            $ 3,236
        Apr-2001         $ 2,720                            $ 3,230
        May-2001         $ 2,784                            $ 3,316
        Jun-2001         $ 2,849                            $ 3,379
        Jul-2001         $ 2,786                            $ 3,284
        Aug-2001         $ 2,884                            $ 3,284
        Sep-2001         $ 2,802                            $ 3,324
        Oct-2001         $ 2,897                            $ 3,379
        Nov-2001         $ 3,010                            $ 3,403
        Dec-2001         $ 3,103                            $ 3,437
        Jan-2002         $ 3,149                            $ 3,495
        Feb-2002         $ 3,231                            $ 3,604
        Mar-2002         $ 3,231                            $ 3,609
        Apr-2002         $ 3,297                            $ 3,656
        May-2002         $ 3,282                            $ 3,648
        Jun-2002         $ 3,085                            $ 3,518
        Jul-2002         $ 2,927                            $ 3,406
        Aug-2002         $ 3,161                            $ 3,596
        Sep-2002         $ 3,041                            $ 3,549
        Oct-2002         $ 3,272                            $ 3,711
        Nov-2002         $ 3,388                            $ 3,811
        Dec-2002         $ 3,510                            $ 3,906
        Jan-2003         $ 3,620                            $ 3,957
        Feb-2003         $ 3,743                            $ 4,056
        Mar-2003         $ 3,807                            $ 4,091
        Apr-2003         $ 4,053                            $ 4,308
        May-2003         $ 4,201                            $ 4,480
        Jun-2003         $ 4,233                            $ 4,483
        Jul-2003         $ 4,202                            $ 4,342
        Aug-2003         $ 4,265                            $ 4,434
        Sep-2003         $ 4,363                            $ 4,585
        Oct-2003         $ 4,354                            $ 4,598

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW Galileo European Growth Equities Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo European Growth Equities Fund (the "Fund") had a positive return of 23.80%. The Fund outperformed its benchmark (MSCI Europe Growth Index) which returned 17.67%

During the Fund's fiscal year, equities within the European region have enjoyed a more benign economic and earnings backdrop with revenue pressures dissipating in many sectors and evidence of end demand recovering across consumer electronics, semiconductors and financial services. European equity markets were tracking downward until March of 2003, when many companies' valuations became cheap relative to their real earnings potential.

More recently, concerns over a potential full-scale dollar devaluation and fears of a pause in the global economic recovery led to a sell-off toward the end of September 2003. The theme of the latest quarter has been higher risk appetite (again) but also the dollar's direction, more against the Asian block rather than the euro or pound sterling. The prospect of higher European, Asian and Japanese currencies versus the US Dollar is quite possible but the impact on company earnings is not expected to be devastating.

During the Fund's fiscal year, the information technology, cyclicals and consumer discretionary sectors were the highest performing benchmark sectors while the energy, pharmaceuticals, tobacco and utilities sectors underperformed. Telecoms were mixed with wireless outperforming wireline.

The Fund benefited from its overweight positions in the information technology and consumer discretionary, which outperformed the broad market. It also benefited from its underweight position versus the benchmark in utilities. The Fund remains committed to its current investment mandate as a growth fund.

[CHART]

               TCW GALILEO EUROPEAN GROWTH EQUITIES FUND - I CLASS

          AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR   3-YEAR    5-YEAR    SINCE INCEPTION
     23.80%  (13.74)%   (3.94)%       (0.73)%

                           FUND                       MSCI EUROPE (GROSS)        MSCI EUROPE GROWTH INDEX
INCEPTION 11/1/97       $ 250,000                          $ 250,000                    $ 250,000
         Nov-1997       $ 251,750                          $ 253,905                    $ 253,535
         Dec-1997       $ 254,750                          $ 263,248                    $ 262,813
         Jan-1998       $ 263,750                          $ 274,270                    $ 274,255
         Feb-1998       $ 288,000                          $ 295,783                    $ 297,678
         Mar-1998       $ 308,000                          $ 316,918                    $ 311,050
         Apr-1998       $ 318,250                          $ 323,140                    $ 316,645
         May-1998       $ 329,248                          $ 329,765                    $ 322,478
         Jun-1998       $ 324,998                          $ 333,450                    $ 329,778
         Jul-1998       $ 330,248                          $ 340,113                    $ 332,255
         Aug-1998       $ 287,998                          $ 297,413                    $ 297,748
         Sep-1998       $ 272,248                          $ 285,605                    $ 285,938
         Oct-1998       $ 292,498                          $ 308,548                    $ 311,560
         Nov-1998       $ 307,248                          $ 325,043                    $ 327,388
         Dec-1998       $ 319,593                          $ 339,335                    $ 349,358
         Jan-1999       $ 326,263                          $ 337,230                    $ 351,020
         Feb-1999       $ 317,285                          $ 328,755                    $ 337,320
         Mar-1999       $ 317,285                          $ 332,425                    $ 330,128
         Apr-1999       $ 324,210                          $ 342,410                    $ 326,730
         May-1999       $ 310,873                          $ 326,050                    $ 314,440
         Jun-1999       $ 316,773                          $ 331,633                    $ 319,518
         Jul-1999       $ 320,878                          $ 334,798                    $ 316,320
         Aug-1999       $ 324,983                          $ 338,283                    $ 321,278
         Sep-1999       $ 322,418                          $ 335,760                    $ 319,988
         Oct-1999       $ 336,270                          $ 348,198                    $ 337,805
         Nov-1999       $ 364,485                          $ 357,668                    $ 358,538
         Dec-1999       $ 428,530                          $ 394,405                    $ 403,028
         Jan-2000       $ 416,230                          $ 366,395                    $ 383,750
         Feb-2000       $ 458,200                          $ 385,578                    $ 414,288
         Mar-2000       $ 449,910                          $ 394,973                    $ 420,100
         Apr-2000       $ 426,920                          $ 377,620                    $ 400,485
         May-2000       $ 415,423                          $ 374,618                    $ 381,820
         Jun-2000       $ 423,975                          $ 382,753                    $ 387,295
         Jul-2000       $ 422,108                          $ 376,723                    $ 371,723
         Aug-2000       $ 415,155                          $ 372,375                    $ 365,005
         Sep-2000       $ 385,750                          $ 355,028                    $ 344,680
         Oct-2000       $ 372,650                          $ 352,418                    $ 336,695
         Nov-2000       $ 346,183                          $ 338,855                    $ 318,955
         Dec-2000       $ 369,505                          $ 362,303                    $ 336,515
         Jan-2001       $ 366,055                          $ 362,488                    $ 332,810
         Feb-2001       $ 336,148                          $ 330,685                    $ 296,283
         Mar-2001       $ 312,858                          $ 306,125                    $ 271,163
         Apr-2001       $ 335,573                          $ 328,155                    $ 292,235
         May-2001       $ 319,183                          $ 312,525                    $ 275,135
         Jun-2001       $ 303,080                          $ 300,855                    $ 263,335
         Jul-2001       $ 300,205                          $ 301,638                    $ 262,598
         Aug-2001       $ 280,653                          $ 293,860                    $ 251,108
         Sep-2001       $ 238,955                          $ 264,543                    $ 228,290
         Oct-2001       $ 250,458                          $ 272,930                    $ 238,358
         Nov-2001       $ 263,110                          $ 283,893                    $ 249,520
         Dec-2001       $ 270,028                          $ 291,165                    $ 255,735
         Jan-2002       $ 250,240                          $ 275,980                    $ 243,710
         Feb-2002       $ 245,003                          $ 275,938                    $ 245,475
         Mar-2002       $ 258,970                          $ 290,978                    $ 254,253
         Apr-2002       $ 250,823                          $ 288,998                    $ 251,468
         May-2002       $ 247,913                          $ 288,465                    $ 247,100
         Jun-2002       $ 237,728                          $ 278,570                    $ 242,730
         Jul-2002       $ 202,810                          $ 247,603                    $ 214,065
         Aug-2002       $ 198,445                          $ 247,618                    $ 212,585
         Sep-2002       $ 167,603                          $ 215,050                    $ 191,710
         Oct-2002       $ 193,208                          $ 235,845                    $ 208,980
         Nov-2002       $ 206,013                          $ 247,430                    $ 213,715
         Dec-2002       $ 189,425                          $ 238,483                    $ 208,990
         Jan-2003       $ 180,988                          $ 227,225                    $ 198,198
         Feb-2003       $ 173,713                          $ 219,815                    $ 192,263
         Mar-2003       $ 167,603                          $ 216,655                    $ 191,075
         Apr-2003       $ 192,918                          $ 246,225                    $ 214,415
         May-2003       $ 207,175                          $ 262,488                    $ 225,800
         Jun-2003       $ 212,413                          $ 265,185                    $ 226,370
         Jul-2003       $ 217,650                          $ 270,628                    $ 227,003
         Aug-2003       $ 219,688                          $ 270,155                    $ 224,925
         Sep-2003       $ 224,635                          $ 275,655                    $ 231,938
         Oct-2003       $ 239,185                          $ 294,118                    $ 245,910

VALUE OF $250,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Select International Growth Equities Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Select International Growth Equities Fund (the "Fund") had a positive return of 25.00% on its I Class shares. The N Class shares returned 31.86% for the period February 1, 2003 (commencement of offering of N Class shares) through October 31, 2003. The K Class shares gained 25.00% for the period November 1, 2002 (commencement of offering of K Class shares) through October 31, 2003. The Fund outperformed its benchmark (MSCI EAFE Growth Index) which returned 21.80% for the year ended October 31, 2003.

During the Fund's fiscal year, international equities have enjoyed a more benign economic and earnings backdrop with revenue pressures dissipating in many sectors and evidence of end demand recovering across consumer electronics, semiconductors and financial services. International equity markets were tracking downward until March of 2003, when many companies' valuations became cheap relative to their real earnings potential.

More recently, concerns over a potential full-scale dollar devaluation and fears of a pause in the global economic recovery led to a sell-off toward the end of September 2003. The theme of the latest quarter has been higher risk appetite (again) but also the dollar's direction, more against the Asian block rather than the euro or pound sterling. The prospect of higher Asian and Japanese currencies versus the US Dollar is quite possible but the impact on company earnings is not expected to be devastating.

During the Fund's fiscal year, the information technology, cyclicals and consumer discretionary sectors were the highest performing benchmark sectors while the energy, pharmaceuticals, tobacco and utilities sectors underperformed. Telecoms were mixed with wireless outperforming wireline.

The Fund benefited from its overweight positions in the information technology and consumer discretionary, which outperformed the broad market. It also benefited from its underweight position versus the benchmark in utilities. The Fund remains committed to its current investment mandate as a growth fund.

[CHART]

            TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND - I CLASS

          AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR     5-YEAR     SINCE INCEPTION
     25.00%   (11.66)%    (1.03)%         2.48%

                           FUND                        MSCI EAFE (GROSS)          MSCI EAFE GROWTH INDEX
INCEPTION 12/1/93       $ 250,000                          $ 250,000                    $ 250,000
         Dec-1993       $ 267,968                          $ 268,108                    $ 264,780
         Jan-1994       $ 291,275                          $ 290,833                    $ 284,740
         Feb-1994       $ 285,980                          $ 290,088                    $ 282,640
         Mar-1994       $ 280,360                          $ 277,655                    $ 268,783
         Apr-1994       $ 288,385                          $ 289,498                    $ 279,923
         May-1994       $ 286,348                          $ 287,895                    $ 276,713
         Jun-1994       $ 281,510                          $ 292,030                    $ 279,390
         Jul-1994       $ 289,520                          $ 294,903                    $ 281,883
         Aug-1994       $ 301,828                          $ 301,953                    $ 288,328
         Sep-1994       $ 292,233                          $ 292,508                    $ 278,753
         Oct-1994       $ 297,373                          $ 302,315                    $ 286,615
         Nov-1994       $ 281,528                          $ 287,853                    $ 273,783
         Dec-1994       $ 277,888                          $ 289,723                    $ 277,365
         Jan-1995       $ 269,313                          $ 278,660                    $ 266,775
         Feb-1995       $ 267,350                          $ 277,933                    $ 266,735
         Mar-1995       $ 273,918                          $ 295,348                    $ 283,575
         Apr-1995       $ 284,178                          $ 306,535                    $ 296,183
         May-1995       $ 280,595                          $ 302,960                    $ 292,840
         Jun-1995       $ 275,853                          $ 297,728                    $ 286,833
         Jul-1995       $ 292,820                          $ 316,345                    $ 305,178
         Aug-1995       $ 287,623                          $ 304,355                    $ 292,398
         Sep-1995       $ 287,688                          $ 310,378                    $ 299,138
         Oct-1995       $ 276,503                          $ 302,115                    $ 291,115
         Nov-1995       $ 282,290                          $ 310,603                    $ 299,190
         Dec-1995       $ 291,465                          $ 323,198                    $ 309,670
         Jan-1996       $ 298,673                          $ 324,600                    $ 309,935
         Feb-1996       $ 302,283                          $ 325,778                    $ 311,058
         Mar-1996       $ 307,145                          $ 332,780                    $ 318,585
         Apr-1996       $ 321,435                          $ 342,538                    $ 326,353
         May-1996       $ 321,723                          $ 336,315                    $ 319,608
         Jun-1996       $ 317,835                          $ 338,290                    $ 320,785
         Jul-1996       $ 304,995                          $ 328,488                    $ 310,463
         Aug-1996       $ 304,888                          $ 329,290                    $ 310,825
         Sep-1996       $ 311,290                          $ 338,123                    $ 319,405
         Oct-1996       $ 306,183                          $ 334,748                    $ 316,825
         Nov-1996       $ 312,563                          $ 348,153                    $ 327,010
         Dec-1996       $ 306,465                          $ 343,758                    $ 321,128
         Jan-1997       $ 297,568                          $ 331,805                    $ 307,808
         Feb-1997       $ 300,790                          $ 337,313                    $ 312,623
         Mar-1997       $ 299,843                          $ 338,620                    $ 314,533
         Apr-1997       $ 299,483                          $ 340,498                    $ 317,750
         May-1997       $ 321,443                          $ 362,740                    $ 336,478
         Jun-1997       $ 337,058                          $ 382,825                    $ 356,108
         Jul-1997       $ 340,445                          $ 389,095                    $ 364,675
         Aug-1997       $ 317,570                          $ 360,115                    $ 336,610
         Sep-1997       $ 332,635                          $ 380,368                    $ 358,915
         Oct-1997       $ 312,143                          $ 351,213                    $ 325,013
         Nov-1997       $ 305,275                          $ 347,713                    $ 324,373
         Dec-1997       $ 304,028                          $ 350,828                    $ 328,600
         Jan-1998       $ 315,578                          $ 366,953                    $ 343,510
         Feb-1998       $ 340,548                          $ 390,583                    $ 366,368
         Mar-1998       $ 355,843                          $ 402,698                    $ 371,375
         Apr-1998       $ 364,583                          $ 405,978                    $ 375,153
         May-1998       $ 368,640                          $ 404,098                    $ 372,590
         Jun-1998       $ 363,645                          $ 407,245                    $ 377,803
         Jul-1998       $ 368,638                          $ 411,465                    $ 379,583
         Aug-1998       $ 322,753                          $ 360,580                    $ 338,868
         Sep-1998       $ 309,643                          $ 349,618                    $ 329,398
         Oct-1998       $ 335,550                          $ 386,160                    $ 362,870
         Nov-1998       $ 354,278                          $ 406,040                    $ 380,488
         Dec-1998       $ 367,415                          $ 422,155                    $ 402,403
         Jan-1999       $ 373,668                          $ 421,003                    $ 404,570
         Feb-1999       $ 367,103                          $ 411,065                    $ 391,500
         Mar-1999       $ 381,485                          $ 428,323                    $ 396,858
         Apr-1999       $ 393,995                          $ 445,778                    $ 400,980
         May-1999       $ 379,610                          $ 422,918                    $ 383,625
         Jun-1999       $ 395,558                          $ 439,505                    $ 398,543
         Jul-1999       $ 407,440                          $ 452,668                    $ 406,278
         Aug-1999       $ 413,693                          $ 454,423                    $ 408,625
         Sep-1999       $ 414,633                          $ 459,100                    $ 415,175
         Oct-1999       $ 427,765                          $ 476,395                    $ 437,483
         Nov-1999       $ 464,975                          $ 493,033                    $ 469,600
         Dec-1999       $ 537,855                          $ 537,380                    $ 521,930
         Jan-2000       $ 521,633                          $ 503,330                    $ 492,640
         Feb-2000       $ 564,130                          $ 516,975                    $ 520,010
         Mar-2000       $ 567,703                          $ 537,115                    $ 529,828
         Apr-2000       $ 530,398                          $ 508,948                    $ 494,870
         May-2000       $ 516,450                          $ 496,615                    $ 464,263
         Jun-2000       $ 533,643                          $ 516,155                    $ 480,905
         Jul-2000       $ 516,448                          $ 494,615                    $ 450,840
         Aug-2000       $ 520,668                          $ 499,010                    $ 455,683
         Sep-2000       $ 485,308                          $ 474,810                    $ 425,570
         Oct-2000       $ 462,275                          $ 463,693                    $ 405,953
         Nov-2000       $ 435,348                          $ 446,403                    $ 387,278
         Dec-2000       $ 446,193                          $ 462,373                    $ 394,603
         Jan-2001       $ 445,823                          $ 462,155                    $ 393,495
         Feb-2001       $ 413,768                          $ 427,540                    $ 353,585
         Mar-2001       $ 382,818                          $ 399,233                    $ 329,288
         Apr-2001       $ 415,243                          $ 427,235                    $ 352,025
         May-2001       $ 401,980                          $ 412,495                    $ 337,978
         Jun-2001       $ 377,295                          $ 395,780                    $ 321,635
         Jul-2001       $ 363,293                          $ 388,613                    $ 313,845
         Aug-2001       $ 345,238                          $ 378,848                    $ 299,555
         Sep-2001       $ 295,865                          $ 340,560                    $ 271,273
         Oct-2001       $ 306,548                          $ 349,268                    $ 282,073
         Nov-2001       $ 318,705                          $ 362,165                    $ 296,580
         Dec-2001       $ 321,655                          $ 364,325                    $ 298,300
         Jan-2002       $ 300,653                          $ 344,995                    $ 282,225
         Feb-2002       $ 298,810                          $ 347,430                    $ 286,033
         Mar-2002       $ 318,705                          $ 366,398                    $ 297,053
         Apr-2002       $ 312,443                          $ 369,053                    $ 298,783
         May-2002       $ 313,918                          $ 374,058                    $ 299,650
         Jun-2002       $ 299,550                          $ 359,308                    $ 291,993
         Jul-2002       $ 271,548                          $ 323,865                    $ 260,878
         Aug-2002       $ 264,548                          $ 323,205                    $ 258,918
         Sep-2002       $ 228,070                          $ 288,575                    $ 236,435
         Oct-2002       $ 254,968                          $ 304,108                    $ 249,820
         Nov-2002       $ 274,863                          $ 317,950                    $ 257,198
         Dec-2002       $ 250,915                          $ 307,283                    $ 251,280
         Jan-2003       $ 241,703                          $ 294,478                    $ 238,860
         Feb-2003       $ 234,333                          $ 287,745                    $ 233,733
         Mar-2003       $ 228,438                          $ 282,308                    $ 231,455
         Apr-2003       $ 248,335                          $ 310,300                    $ 251,758
         May-2003       $ 264,545                          $ 329,390                    $ 264,988
         Jun-2003       $ 273,020                          $ 337,543                    $ 269,688
         Jul-2003       $ 284,443                          $ 345,763                    $ 273,260
         Aug-2003       $ 298,075                          $ 354,173                    $ 278,273
         Sep-2003       $ 298,813                          $ 365,163                    $ 287,735
         Oct-2003       $ 318,708                          $ 387,945                    $ 304,315

VALUE OF $250,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

         TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND - N CLASS

     CUMULATIVE TOTAL RETURN
         SINCE INCEPTION
              31.86%

                             FUND           MSCI EAFE (GROSS)       MSCI EAFE GROWTH INDEX
INCEPTION 2/1/2003         $ 2,000               $ 2,000                   $ 2,000
          Feb-2003         $ 1,939               $ 1,954                   $ 1,957
          Mar-2003         $ 1,890               $ 1,917                   $ 1,938
          Apr-2003         $ 2,055               $ 2,107                   $ 2,108
          May-2003         $ 2,189               $ 2,237                   $ 2,219
          Jun-2003         $ 2,259               $ 2,292                   $ 2,258
          Jul-2003         $ 2,354               $ 2,348                   $ 2,288
          Aug-2003         $ 2,466               $ 2,405                   $ 2,330
          Sep-2003         $ 2,473               $ 2,480                   $ 2,409
          Oct-2003         $ 2,637               $ 2,635                   $ 2,548

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

         TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND - K CLASS

     CUMULATIVE TOTAL RETURN
         SINCE INCEPTION
             25.00%

                               FUND     MSCI EAFE (GROSS)       MSCI EAFE GROWTH INDEX
INCEPTION 11/1/2002         $ 2,000               $ 2,000                      $ 2,000
           Nov-2002         $ 2,156               $ 2,091                      $ 2,059
           Dec-2002         $ 1,968               $ 2,021                      $ 2,012
           Jan-2003         $ 1,896               $ 1,937                      $ 1,912
           Feb-2003         $ 1,838               $ 1,892                      $ 1,871
           Mar-2003         $ 1,792               $ 1,857                      $ 1,853
           Apr-2003         $ 1,948               $ 2,041                      $ 2,016
           May-2003         $ 2,075               $ 2,166                      $ 2,121
           Jun-2003         $ 2,142               $ 2,220                      $ 2,159
           Jul-2003         $ 2,231               $ 2,274                      $ 2,188
           Aug-2003         $ 2,338               $ 2,329                      $ 2,228
           Sep-2003         $ 2,344               $ 2,402                      $ 2,304
           Oct-2003         $ 2,500               $ 2,551                      $ 2,436

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Asia Pacific Equities Fund

Schedule of Investments

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  CHINA (1.7% OF NET ASSETS)
        352,000   China Telecom Corporation, Limited                                       $       116,718
        232,000   PetroChina Company, Limited                                                       84,397
                                                                                           ---------------
                  TOTAL CHINA (COST: $195,652)                                                     201,115
                                                                                           ---------------
                  HONG KONG (27.5%)
         42,000   ASM Pacific Technology, Limited                                                  157,114
         71,000   Cathay Pacific Airways, Limited                                                  135,770
         23,000   Cheung Kong Holdings, Limited                                                    191,773
        428,000   China Pharmaceutical Enterprise and Investment Corporation, Limited              146,052
        534,000   Comba Telecom Systems Holdings, Limited                                          226,921
         90,000   Cosco Pacific, Limited                                                           122,268
        250,000   Denway Motors, Limited                                                           206,034
         22,000   Hang Seng Bank, Limited                                                          274,798
        120,000   Hong Kong Exchanges & Clearing, Limited                                          261,148
         40,970   Hutchison Whampoa, Limited                                                       317,865
          6,400   i-CABLE Communications, Limited                                                    1,624
         78,000   Johnson Electric Holdings, Limited                                               101,446
        208,000   Singamas Container Holdings, Limited                                             117,182
         52,370   Sun Hung Kai Properties, Limited                                                 443,402
         89,000   Wharf Holdings, Limited                                                          224,056
         67,000   Wing Hang Bank, Limited                                                          413,266
                                                                                           ---------------
                  TOTAL HONG KONG (COST: $2,662,694)                                             3,340,719
                                                                                           ---------------
                  INDONESIA (COST: $147,061) (1.1%)
        269,000   PT Hanjaya Mandala Sampoerna Tbk                                                 137,721
                                                                                           ---------------
                  MALAYSIA (7.4%)
         66,500   Gamuda BHD                                                                       133,000
         20,700   Genting BHD                                                                      100,776
         40,000   Kuala Lumpur Kepong BHD                                                           69,474
         18,000   O.Y.L. Industries BHD                                                            165,789
        240,300   Public Bank BHD                                                                  189,710
        174,600   SP Setia BHD                                                                     165,411
         28,600   Uchi Technologies BHD                                                             73,382
                                                                                           ---------------
                  TOTAL MALAYSIA (COST: $734,405)                                                  897,542
                                                                                           ---------------
                  SINGAPORE (10.3%)
         53,000   City Developments, Limited                                                       184,181
         36,000   DBS Group Holdings, Limited                                                      295,701
         40,000   Keppel Corporation, Limited                                                      136,707
        145,000   SembCorp Logistics, Limited                                                      139,924
        122,000   Unisteel Technology, Limited                                                      92,501
         45,000   United Overseas Bank, Limited                                                    351,532
          5,000   Venture Corporation, Limited                                                      54,281
                                                                                           ---------------
                  TOTAL SINGAPORE (COST: $968,244)                                               1,254,827
                                                                                           ---------------
                  SOUTH KOREA (27.9%)
          5,710   Hyundai Motor Company, Limited                                                   190,333
         18,575   Kookmin Bank                                                                     678,023

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  SOUTH KOREA (CONTINUED)
          2,490   LG Electronics, Incorporated                                             $       128,971
          3,234   Pohang Iron & Steel Company, Limited                                             377,095
          3,670   Samsung Electronics Company, Limited                                           1,457,457
          1,700   Shinsegae Department Stores                                                      341,149
          1,200   SK Telecom Company, Limited                                                      211,914
                                                                                           ---------------
                  TOTAL SOUTH KOREA (COST: $2,300,032)                                           3,384,942
                                                                                           ---------------
                  TAIWAN (20.2%)
         35,305   Acer, Incorporated (144A) (GDR)                                                  259,785*
            325   China Motors Compamy, Limited                                                        617
        109,000   China Steel Corporation                                                           87,906
          5,300   China Steel Corporation (144A) (GDR)                                              84,800*
        147,200   Compal Electronics, Incorporated                                                 223,129
          8,900   First Financial Holding Company, Limited (144A) (GDR)                            119,452*
         20,900   Fubon Financial Holding Company, Limited (144A) (GDR)                            226,765*
         16,450   Hon Hai Precision Industry Company, Limited (144A) (GDR)                         148,543*
         16,452   Hon Hai Precision Industry Company, Limited (GDR)                                148,562
         28,640   Optimax Technology Corporation                                                    80,082
         31,900   Quanta Computer, Incorporated                                                     86,851
         93,500   Synnex Technology International Corporation                                      137,601
         39,960   Taiwan Semiconductor Manufacturing Company, Limited (ADR)                        441,958**
         25,000   United Microelectronics Corporation (ADR)                                        131,250**
        129,724   Wan Hai Lines, Limited                                                           126,765
         64,400   Zyxel Communications Corporation                                                 141,216
                                                                                           ---------------
                  TOTAL TAIWAN (COST: $1,958,747)                                                2,445,282
                                                                                           ---------------
                  THAILAND (3.2%)
          4,000   Bangkok Bank Public Company, Limited                                               9,375**
         92,000   Kasikornbank Public Company, Limited                                             102,619
        356,000   Land and Houses Public Company, Limited                                          120,466
         27,500   Siam Cement Public Company, Limited                                              155,784
                                                                                           ---------------
                  TOTAL THAILAND (COST: $275,740)                                                  388,244
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $9,242,575) (99.3%)                                 12,050,392
                                                                                           ---------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $215,901) (1.8%)
----------------------------------------------------------------------------------------------------------
$       215,901   Foreign Currency Call Accounts                                                   215,477
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $9,458,476) (101.1%)                                 12,265,869
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 1.1%)                                  (134,211)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    12,131,658
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
GDR - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
      ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
* SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $839,345 OR 6.9% OF NET ASSETS.
**    NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
-----------------------------------------------------------------------------
Airlines                                                             1.1%
Automotive                                                           3.3
Banking                                                             16.6
Beverages, Food & Tobacco                                            1.1
Building Materials                                                   1.3
Commercial Services                                                  1.0
Communications                                                       4.0
Computers & Information                                              7.1
Containers & Packaging                                               1.0
Electrical Equipment                                                 3.1
Electronics                                                         19.2
Financial Services                                                   7.4
Heavy Machinery                                                      3.8
Industrial--Diversified                                              3.8
Lodging                                                              0.8
Metals                                                               4.5
Miscellaneous                                                        0.6
Oil & Gas                                                            0.7
Pharmaceuticals                                                      1.2
Radio Telephone Communications                                       1.7
Real Estate                                                         11.0
Retailers                                                            2.8
Transportation                                                       2.2
Short-Term Investments                                               1.8
                                                                   -----
     Total                                                         101.1%
                                                                   =====

* THESE CLASSIFICATIONS ARE NOT COVERED BY THE INDEPENDENT AUDITORS' REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Equities Fund

Schedule of Investments                                         October 31, 2003

   NUMBER OF
    SHARES        EQUITY SECURITIES                                                             VALUE
----------------------------------------------------------------------------------------------------------
                  COMMON STOCK

                  ARGENTINA (COST: $178,948) (1.2% OF NET ASSETS)
         30,000   Telecom Argentina STET - France Telecom, S.A., Series B (ADR)            $       230,700*
                                                                                           ---------------
                  BRAZIL (7.8%)
      2,154,257   Banco Itau Holding Financiera, S.A.                                              176,486
          4,500   Brasil Telecom Participacoes, S.A. (ADR)                                         164,340
          6,900   Companhia Siderurgica Nacional, S.A. (ADR)                                       284,625
         20,817   Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)                                      489,199
          5,800   Telemig Celular Participacoes, S.A. (ADR)                                        184,730
          8,000   Votorantim Celulose e Papel, S.A. (ADR)                                          219,040+
                                                                                           ---------------
                  TOTAL BRAZIL (COST: $1,176,341)                                                1,518,420
                                                                                           ---------------
                  CHINA (COST: $131,332) (1.1%)
        600,000   PetroChina Company, Limited                                                      218,268
                                                                                           ---------------
                  CZECH REPUBLIC (COST: $148,765) (1.0%)
          6,277   Komercni Banka AS (GDR)                                                          188,310
                                                                                           ---------------
                  HONG KONG (6.0%)
        125,000   China Telecom (Hong Kong), Limited                                               354,926
        382,873   Denway Motors, Limited                                                           315,540
        250,000   Huaneng Power International, Incorporated                                        389,533
         12,000   Sun Hung Kai Properties, Limited                                                 101,601
                                                                                           ---------------
                  TOTAL HONG KONG (COST: $1,302,686)                                             1,161,600
                                                                                           ---------------
                  INDIA (8.7%)
          9,100   Dr. Reddy's Laboratories, Limited (ADR)                                          242,606
         21,400   ICICI Bank, Limited (ADR)                                                        271,780
          4,600   Infosys Technologies, Limited (ADR)                                              388,700+
         32,300   Mahanagar Telephone Nigam, Limited (ADR)                                         156,332
         14,289   Reliance Industries, Limited (144A) (GDR)                                        341,507**
          8,195   State Bank of India, Limited (GDR)                                               246,260
          6,344   Videsh Sanchar Nigam, Limited (ADR)                                               33,940
                                                                                           ---------------
                  TOTAL INDIA (COST: $1,068,387)                                                 1,681,125
                                                                                           ---------------
                  INDONESIA (COST: $306,658) (2.0%)
         26,800   PT Telekomunikasi Indonesia (ADR)                                                380,560
                                                                                           ---------------
                  ISRAEL (1.1%)
             83   Koor Industries, Limited                                                           2,189*
          3,700   Teva Pharmaceutical Industries, Limited (ADR)                                    210,604+
                                                                                           ---------------
                  TOTAL ISRAEL (COST: $52,575)                                                     212,793
                                                                                           ---------------
                  MALAYSIA (3.1%)
         17,000   British American Tobacco BHD                                                     186,776
        275,000   Sime Darby BHD                                                                   405,263
                                                                                           ---------------
                  TOTAL MALAYSIA (COST: $552,295)                                                  592,039
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        EQUITY SECURITIES                                                             VALUE
----------------------------------------------------------------------------------------------------------
                  MEXICO (6.2%)
         13,100   America Movil, S.A. de C.V. (ADR)                                        $       311,779
          5,500   Coca Cola Femsa, S.A. de C.V. (ADR)                                              111,100*
        200,000   Grupo Financiero BBVA Bancomer, S.A. de C.V.                                     169,755*
         13,900   Telefonos de Mexico, S.A. de C.V. (ADR)                                          446,885
         19,500   TV Azteca, S.A. de C.V. (ADR)                                                    157,755
                                                                                           ---------------
                  TOTAL MEXICO (COST: $1,097,609)                                                1,197,274
                                                                                           ---------------
                  RUSSIA (1.5%)
          2,400   Lukoil (ADR)                                                                     195,000
          1,300   Mobile Telesystems (ADR)                                                         100,737
                                                                                           ---------------
                  TOTAL RUSSIA (COST: $179,174)                                                    295,737
                                                                                           ---------------
                  SOUTH AFRICA (9.7%)
         24,481   Anglo American PLC                                                               498,319
         24,000   Barloworld, Limited                                                              208,151
         15,871   Gold Fields, Limited (ADR)                                                       227,273
          5,100   Impala Platinum Holdings, Limited (ADR)                                          198,900
         41,296   Liberty Group, Limited                                                           318,030
         22,552   Nedcor, Limited                                                                  206,059
         17,220   Sasol, Limited (ADR)                                                             228,165
                                                                                           ---------------
                  TOTAL SOUTH AFRICA (COST: $1,795,456)                                          1,884,897
                                                                                           ---------------
                  SOUTH KOREA (24.6%)
         22,500   Hyundai Motor Company, Limited (144A) (GDR)                                      382,500**
         17,258   Kookmin Bank                                                                     629,950
          2,000   Kookmin Bank (ADR)                                                                73,500
         28,000   Korea Electric Power Corporation (ADR)                                           303,800+
          9,500   KT Corporation (ADR)                                                             187,245+
         33,839   KT&G Corporation (144A) (GDR)                                                    329,832**
         18,594   LG Electronics, Incorporated (144A) (GDR)                                        213,669**
          4,570   Pohang Iron & Steel Company, Limited                                             532,877
          4,196   Samsung Electronics Company, Limited                                           1,666,346
          2,500   SK Telecom Company, Limited                                                      441,487
                                                                                           ---------------
                  TOTAL SOUTH KOREA (COST: $3,380,492)                                           4,761,206
                                                                                           ---------------
                  TAIWAN (14.4%)
         51,307   Benq Corporation (GDR)                                                           330,930+
         15,225   China Steel Corporation (GDR)                                                    243,600
         53,142   Compal Electronics, Incorporated (GDR)                                           400,159+
         39,000   Fubon Financial Holding Company, Limited (144A) (GDR)                            423,150**+
         41,586   Hon Hai Precision Industry Company, Limited (GDR)                                375,522
         69,000   Synnex Technology International Corp. (GDR)                                      411,930
         54,575   Taiwan Semiconductor Manufacturing Company, Limited (ADR)                        603,599*
                                                                                           ---------------
                  TOTAL TAIWAN (COST: $2,409,219)                                                2,788,890
                                                                                           ---------------
                  THAILAND (COST: $263,644) (3.3%)
        275,000   Bangkok Bank Public Company, Limited                                             644,504*
                                                                                           ---------------
                  VENEZUELA (COST: $175,416) (1.1%)
         14,200   Companhia Anonima Nacional Telefonos de Venezuela (ADR)                          212,432
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $14,218,997) (92.8%)                                17,968,755
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        EQUITY SECURITIES                                                             VALUE
----------------------------------------------------------------------------------------------------------
                  PREFERRED STOCK

                  BRAZIL (2.6%)
          7,300   Companhia Vale do Rio Doce (ADR)                                         $       294,920
        101,400   Companhia Vale do Rio Doce (Non-tradeable shares)                                     --*
         15,200   Tele Norte Leste Participacoes, S.A. (TELEMAR) (ADR)                             215,384
                                                                                           ---------------
                  TOTAL PREFERRED STOCK (COST: $315,337) (2.6%)                                    510,304
                                                                                           ---------------
                  TOTAL EQUITY SECURITIES (COST: $14,534,334) (95.4%)                           18,479,059
                                                                                           ---------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$        62,992   Bank of Montreal, 1.04%, due 11/14/03                                             62,992***
        124,112   Bank of Nova Scotia, 0.98%, due 11/03/03                                         124,112***
         62,056   Bank of Nova Scotia, 1.06%, due 11/10/03                                          62,056***
         62,056   Bank of Nova Scotia, 1.06%, due 11/12/03                                          62,056***
         62,056   Bank of Scotland, 1.04%, due 11/14/03                                             62,056***
         46,542   Bank of the West, 1.075%, due 01/14/04                                            46,542***
         31,028   Bear Stearns & Co., 1.198%, due 06/10/04                                          31,028***
        186,168   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                    186,168***
         62,056   BNP Paribas, 1.05%, due 12/10/03                                                  62,056***
        124,112   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                         124,112***
         15,514   Citigroup, Inc., 1.06%, due 11/04/03                                              15,514***
         62,056   Citigroup, Inc., 1.07%, due 11/26/03                                              62,056***
         31,028   Citigroup, Inc., 1.09%, due 12/04/03                                              31,028***
         15,514   Comerica Bank, 1.1%, due 11/19/03                                                 15,514***
        201,682   Credit Agricole Indosuez, 1.02%, due 11/06/03                                    201,682***
         46,542   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                             46,542***
         18,617   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                            18,617***
         12,411   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                           12,411***
        412,189   Foreign Currency Call Accounts                                                   412,068
         46,286   Galaxy Funding, 1.062%, due 11/06/03                                              46,286***
        406,954   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                   406,954
         31,028   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                               31,028***
        356,822   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                           356,822***
         15,514   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                    15,514***
         46,542   Royal Bank of Canada, 1.04%, due 11/24/03                                         46,542***
         62,056   Royal Bank of Scotland, 1.03%, due 11/07/03                                       62,056***
         46,393   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                 46,393***
         15,514   Toronto Dominion Bank, 1.1%, due 01/08/04                                         15,514***
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $2,665,840) (13.8%)                        2,665,719
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $17,200,174) (109.2%)                                21,144,778
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 9.2%)                                (1,777,632)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    19,367,146
                                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
GDR - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
      ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
*     NON-INCOME PRODUCING.
** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,690,658 OR 8.7% OF NET ASSETS.
***   REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
+     SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*                                        October 31, 2003

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
-----------------------------------------------------------------------------
Automotive                                                           3.6%
Banking                                                             12.6
Beverages, Food & Tobacco                                            3.2
Chemicals                                                            1.8
Communications                                                       4.0
Computer Software                                                    2.0
Computers & Information                                              7.8
Electric Utilities                                                   3.6
Electronics                                                         12.8
Financial Services                                                   3.1
Industrial--Diversified                                              2.1
Insurance                                                            1.6
Media--Broadcasting & Publishing                                     0.8
Metals                                                              10.3
Mining                                                               2.6
Oil & Gas                                                            5.8
Paper & Forest Products                                              1.1
Pharmaceuticals                                                      2.3
Radio Telephone Communications                                       5.4
Real Estate                                                          0.5
Telegraph & Other Communications                                     2.0
Telephone Communications, exc. Radio                                 6.4
Short-Term Investments                                              13.8
                                                                   -----
     Total                                                         109.2%
                                                                   =====

* THESE CLASSIFICATIONS ARE NOT COVERED BY THE INDEPENDENT AUDITORS' REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Schedule of Investments

 PRINCIPAL
  AMOUNT          FIXED INCOME SECURITIES                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  ARGENTINA (6.9% OF NET ASSETS)
$     1,075,000   Pecom Energia S.A., (Reg. S), 5.15%, due 10/04/07                        $     1,026,625
      1,450,000   Republic of Argentina, 1.162%, due 08/03/12                                      841,000
ARS   1,425,000   Republic of Argentina, 2%, due 09/30/08                                          395,437
$       930,000   YPF Sociedad Anonima, 7.75%, due 08/27/07                                        976,500
                                                                                           ---------------
                  TOTAL ARGENTINA (COST: $3,020,688)                                             3,239,562
                                                                                           ---------------
                  BERMUDA (COST: $970,967) (2.1%)
      1,005,000   AES China Generating Company, 8.25%, due 06/26/10                                984,900
                                                                                           ---------------
                  BRAZIL (12.9%)
      1,590,000   Republic of Brazil, 12.75%, due 01/15/20                                       1,796,700
      3,415,000   Republic of Brazil, 14.5%, due 10/15/09                                        4,226,062
                                                                                           ---------------
                  TOTAL BRAZIL (COST: $4,218,770)                                                6,022,762
                                                                                           ---------------
                  COLOMBIA (8.0%)
        265,000   Bavaria S.A., (144A), 8.875%, due 11/01/10                                       259,700*
        740,000   Republic of Colombia, 8.7%, due 02/15/16                                         688,200
        980,690   Republic of Colombia, 9.75%, due 04/09/11                                      1,085,624
      1,755,000   Republic of Colombia, (144A), 15%, due 08/22/08                                1,691,118*
                                                                                           ---------------
                  TOTAL COLOMBIA (COST: $3,641,366)                                              3,724,642
                                                                                           ---------------
                  DOMINICAN REPUBLIC (5.0%)
      1,614,470   Government of the Dominican Republic, 2.188%, due 08/30/09                     1,178,563
        650,000   Government of the Dominican Republic, 9.04%, due 01/23/13                        494,000
      1,260,000   Tricom S.A., 11.375%, due 09/01/04                                               667,800
                                                                                           ---------------
                  TOTAL DOMINICAN REPUBLIC (COST: $2,900,108)                                    2,340,363
                                                                                           ---------------
                  EL SALVADOR (COST: $346,231) (0.8%)
        350,000   Republic of El Salvador, 7.75%, due 01/24/23                                     363,562
                                                                                           ---------------
                  HONG KONG (COST: $859,488) (1.8%)
        872,000   China Mobile, Limited, 2.25%, due 11/03/05                                       867,640
                                                                                           ---------------
                  HUNGARY (COST: $1,145,818) (2.4%)
HUF 269,230,000   Republic of Hungary, 6.5%, due 08/24/06                                        1,121,235
                                                                                           ---------------
                  INDONESIA (5.9%)
$       480,000   MEI Euro Finance, Limited, (144A), 8.75%, due 05/22/10                           487,200*
        822,000   MEI Euro Finance, Limited, (Reg. S), 8.75%, due 05/22/10                         834,330
        714,034   Republic of Indonesia, Loan Participation Agreement dated 09/28/00,
                    Barclays Bank PLC as Agent, Variable Rate based on LIBOR + 0.875%,
                    due 03/28/13                                                                   642,630
        924,000   Republic of Indonesia, Loan Participation Agreement dated 09/28/00,
                    Deutsche Bank A.G. as Agent, Variable Rate based on LIBOR + 0.875%,
                    due 03/28/13                                                                   790,020
                                                                                           ---------------
                  TOTAL INDONESIA (COST: $2,577,326)                                             2,754,180
                                                                                           ---------------
                  ISRAEL (COST: $791,564) (1.8%)
ILS   3,350,000   State of Israel, 9%, due 06/29/07                                                829,339
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
  AMOUNT            FIXED INCOME SECURITIES                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  KAZAKHSTAN (0.9%)
$       340,000   Kazkommerts International B.V., (144A), 8.5%, due 04/16/13               $       336,600*
        100,000   Kazkommerts International B.V., (Reg. S), 8.5%, due 04/16/13                      99,000
                                                                                           ---------------
                  TOTAL KAZAKHSTAN (COST: $437,313)                                                435,600
                                                                                           ---------------
                  MEXICO (11.7%)
        475,000   Gruma, S.A. de C.V., 7.625%, due 10/15/07                                        504,688
      1,050,000   Grupo Iusacell, S.A. de C.V., 10%, due 07/15/04                                  614,250
      1,225,000   Grupo Minero Mexico, S.A. de C.V., Series A, 8.25%, due 04/01/08               1,084,125
        605,000   Grupo Transport Ferroviaria, 10.25%, due 06/15/07                                617,100
        475,000   Pemex Project Funding Master Trust, (144A), 2.95%, due 10/15/09                  477,375*
      1,825,000   Transport Maritma Mexico, 10%, due 11/15/06                                    1,469,125
        685,000   TV Azteca, S.A. de C.V., 10.5%, due 02/15/07                                     705,550
                                                                                           ---------------
                  TOTAL MEXICO (COST: $5,428,336)                                                5,472,213
                                                                                           ---------------
                  PANAMA (COST: $485,096) (1.1%)
        529,620   Republic of Panama, 1.938%, due 07/17/14                                         500,491
                                                                                           ---------------
                  POLAND (COST: $516,729) (1.1%)
PLN   2,150,000   Republic of Poland, 5.75%, due 06/24/08                                          507,081
                                                                                           ---------------
                  QATAR (COST: $579,150) (1.3%)
$       540,000   Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14                  631,800
                                                                                           ---------------
                  RUSSIA (8.8%)
        550,000   Mobile Telesystems, (Reg. S), 9.75%, due 01/30/08                                583,000
        515,000   OAO Siberian Oil Company, 11.5%, due 02/13/07                                    558,775
      1,000,000   OAO Siberian Oil Company, (Reg. S), 10.75%, due 01/15/09                       1,075,000
        525,000   Russian Federation, (Reg. S), 5%, due 03/31/30                                   490,875
        725,000   Tyumen Oil Company, 11%, due 11/06/07                                            819,250
        510,000   Tyumen Oil Company, (144A), 11%, due 11/06/07                                    576,300*
                                                                                           ---------------
                  TOTAL RUSSIA (COST: $4,025,571)                                                4,103,200
                                                                                           ---------------
                  SOUTH KOREA (4.8%)
        200,000   Hanvit Bank, 11.75%, due 03/01/10                                                222,000
         50,000   Hanvit Bank, (144A), 11.75%, due 03/01/10                                         55,500*
        540,000   Hyundai Semiconductor Manufacturing America, Incorporated,
                    (144A), 8.625%, due 05/15/07                                                   472,710*
      1,505,000   Korea Development Bank, 4.25%, due 11/13/07                                    1,523,135
                                                                                           ---------------
                  TOTAL SOUTH KOREA (COST: $2,231,005)                                           2,273,345
                                                                                           ---------------
                  TURKEY (COST: $539,875) (1.4%)
        535,000   Republic of Turkey, 11.75%, due 06/15/10                                         651,363
                                                                                           ---------------
                  VENEZUELA (6.4%)
      1,260,000   Cerro Negro Finance, Limited, 7.9%, due 12/01/20                                 979,650
        335,000   Cerro Negro Finance, Limited, (144A), 7.9%, due 12/01/20                         260,463*
        190,000   Petrozuata Finance, Incorporated, 7.63%, due 04/01/09                            180,025
      1,150,000   Petrozuata Finance, Incorporated, 8.22%, due 04/01/17                            994,750
        225,000   Petrozuata Finance, Incorporated, (144A), 8.22%, due 04/01/17                    194,625*
        420,000   Petrozuata Finance, Incorporated, (Ser A) (144A), 7.63%, due 04/01/09            397,950*
                                                                                           ---------------
                  TOTAL VENEZUELA (COST: $2,536,163)                                             3,007,463
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT         FIXED INCOME SECURITIES                                                       VALUE
----------------------------------------------------------------------------------------------------------
                  VIETNAM (COST: $555,724) (1.2%)
$       600,000   Socialist Republic of Vietnam, 4%, due 03/12/16                          $       552,000
                                                                                           ---------------
                  TOTAL FIXED INCOME SECURITIES (COST: $37,807,288) (86.3%)                     40,382,741
                                                                                           ---------------

 NUMBER OF
 SHARES OR
  WARRANTS        EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------
                  POLAND (COST: $251,170) (1.2%)
        550,000   Netia Holdings, S.A., Common Stock                                               546,441**
                  INDONESIA (COST: $0) (0.0%)
          2,010   Asia Pulp & Paper Company, Limited, Warrants,expire 03/15/05                          --**
                                                                                           ---------------
                  TOTAL EQUITY SECURITIES (COST: $251,170) (1.2%)                                  546,441
                                                                                           ---------------

 PRINCIPAL
  AMOUNT          PURCHASED OPTIONS
----------------------------------------------------------------------------------------------------------
                  CROSS CURRENCY OPTIONS (1.5%)
$    20,000,000   USD Call/CNY Put, Expires 06/03/04, Strike 8.1000                                360,000
     20,000,000   USD Call/CNY Put, Expires 06/08/04, Strike 8.1000                                360,000
     50,000,000   USD Call/HKD Put, Expires 04/07/04, Strike 8.0555                                     --
     30,000,000   USD Call/HKD Put, Expires 04/13/04, Strike 8.0500                                     --
                                                                                           ---------------
                  TOTAL CROSS CURRENCY OPTIONS (COST: $655,900)                                    720,000
                                                                                           ---------------
                  TOTAL PURCHASED OPTIONS (COST: $655,900) (1.5%)                                  720,000
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
         12,884   Foreign Currency Call Accounts                                                    12,683
      8,759,736   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                 8,759,736
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $8,772,620) (18.8%)                        8,772,419
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $47,486,978) (107.8%)                                50,421,601
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 7.8%)                                (3,627,314)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    46,794,287
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ARS - ARGENTINIAN PESO.
HUF - HUNGARIAN FORINT.
ILS - ISRAELI SHEKEL.
PLN - POLISH ZLOTY.
* SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $5,209,541 OR 11.1% OF NET ASSETS.
**    NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*                                        October 31, 2003

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
-----------------------------------------------------------------------------
Banking & Financial Services                                         4.8%
Beverages, Food & Tobacco                                            1.6
Communications                                                       4.5
Currency Options                                                     1.5
Electric Utilities                                                   2.1
Electronics                                                          1.0
Government                                                          40.3
Media--Broadcasting & Publishing                                     1.5
Mining                                                               2.3
Oil & Gas                                                           22.4
Telephone Communications, exc. Radio                                 2.5
Transportation                                                       4.5
Short-Term Investments                                              18.8
                                                                   -----
     Total                                                         107.8%
                                                                   =====

* THESE CLASSIFICATIONS ARE NOT COVERED BY THE INDEPENDENT AUDITORS' REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo European Growth Equities Fund

Schedule of Investments

   NUMBER OF
    SHARES        EQUITY SECURITIES                                                             VALUE
----------------------------------------------------------------------------------------------------------
                  COMMON STOCK
                  DENMARK (COST: $100,157) (1.7% OF NET ASSETS)
          4,150   TDC A/S                                                                  $       133,367
                                                                                           ---------------
                  FINLAND (COST: $153,528) (2.2%)
         10,200   Nokia OYJ                                                                        174,068
                                                                                           ---------------
                  FRANCE (23.7%)
         10,000   Alcatel S.A.                                                                     131,944*+
          5,200   Aventis S.A.                                                                     275,350
         10,900   Axa S.A.                                                                         206,541
            995   Galeries Lafayette S.A.                                                          142,273
          2,068   Lafarge S.A.                                                                     148,089
          2,800   Lagardere Groupe                                                                 140,844
          5,200   PSA Peugeot Citroen                                                              223,061
          2,430   Total S.A.                                                                       377,686
         10,900   Veolia Environment                                                               243,288
                                                                                           ---------------
                  TOTAL FRANCE (COST: $1,657,917)                                                1,889,076
                                                                                           ---------------
                  GERMANY (10.9%)
          3,650   Deutsche Bank AG                                                                 240,755
          6,000   Infineon Technologies AG                                                          88,443*
          3,950   Metro AG                                                                         161,542
          1,780   SAP AG                                                                           258,036
          1,820   Siemens AG                                                                       122,290
                                                                                           ---------------
                  TOTAL GERMANY (COST: $612,100)                                                   871,066
                                                                                           ---------------
                  GREAT BRITAIN (29.2%)
         57,000   BT Group PLC                                                                     179,427
         44,400   EasyJet PLC                                                                      211,342*
         11,800   GlaxoSmithKline PLC                                                              252,703
          8,647   HSBC Holdings PLC                                                                129,861
         43,759   Marks & Spencer Group PLC                                                        213,674
        140,000   mm02 PLC                                                                         152,047*
         20,237   Pearson PLC                                                                      209,481
         15,034   Prudential PLC                                                                   116,653
         49,000   Tesco PLC                                                                        196,443
          9,923   The Royal Bank of Scotland Group PLC                                             265,885
        188,649   Vodafone Group PLC                                                               396,158
                                                                                           ---------------
                  TOTAL GREAT BRITAIN (COST: $1,945,712)                                         2,323,674
                                                                                           ---------------
                  IRELAND (4.6%)
         20,800   Bank of Ireland                                                                  256,307
          7,700   Irish Life & Permanent PLC                                                       107,863
                                                                                           ---------------
                  TOTAL IRELAND (COST: $293,563)                                                   364,170
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
  SHARES OR
   WARRANTS       EQUITY SECURITIES                                                             VALUE
----------------------------------------------------------------------------------------------------------
                  NETHERLANDS (11.3%)
         22,475   BE Semiconductor Industries, N.V.                                        $       138,474*
          8,657   Koninklijke (Royal) Philips Electronics, N.V.                                    233,379
          8,100   Royal Dutch Petroleum Company                                                    359,418
          6,200   ST Microelectronics, N.V.                                                        165,052
                                                                                           ---------------
                  TOTAL NETHERLANDS (COST: $751,204)                                               896,323
                                                                                           ---------------
                  SPAIN (2.1%)
             44   Antena 3 Television S.A.                                                           1,445*
         13,080   Telefonica S.A.                                                                  162,699
                                                                                           ---------------
                  TOTAL SPAIN (COST: $66,758)                                                      164,144
                                                                                           ---------------
                  SWITZERLAND (13.3%)
          6,600   Novartis AG                                                                      251,575
          3,000   Roche Holding AG                                                                 248,250
            170   Serono S.A.                                                                      117,377
            470   Swisscom AG                                                                      136,739
          2,350   UBS AG                                                                           144,307
          1,250   Zurich Financial Services AG                                                     160,070*
                                                                                           ---------------
                  TOTAL SWITZERLAND (COST: $945,994)                                             1,058,318
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $6,526,933) (99.0%)                                  7,874,206
                                                                                           ---------------
                  WARRANTS
                  FRANCE (COST: $0) (0.0%)
         15,170   Vivendi Environment, expire 03/08/06                                                 882*
                                                                                           ---------------
                  TOTAL EQUITY SECURITIES (COST: $6,526,933) (99.0%)                             7,875,088
                                                                                           ---------------

   PRINCIPAL
    AMOUNT        CONVERTIBLE CORPORATE NOTES
----------------------------------------------------------------------------------------------------------
                  FRANCE (COST: $9,051) (0.1%)
EUR         606   Axa S.A., 0%, due 12/21/04                                                        10,377*
                                                                                           ---------------
                  TOTAL CONVERTIBLE CORPORATE NOTES (COST: $9,051) (0.1%)                           10,377
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$         3,343   Bank of Montreal, 1.04%, due 11/14/03                                              3,343**
          6,586   Bank of Nova Scotia, 0.98%, due 11/03/03                                           6,586**
          3,293   Bank of Nova Scotia, 1.06%, due 11/10/03                                           3,293**
          3,293   Bank of Nova Scotia, 1.06%, due 11/12/03                                           3,293**
          3,293   Bank of Scotland, 1.04%, due 11/14/03                                              3,293**
          2,470   Bank of the West, 1.075%, due 01/14/04                                             2,470**
          1,647   Bear Stearns & Co., 1.198%, due 06/10/04                                           1,647**
          9,880   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                      9,880**
          3,293   BNP Paribas, 1.05%, due 12/10/03                                                   3,293**
          6,586   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                           6,586**
            823   Citigroup, Inc., 1.06%, due 11/04/03                                                 823**
          3,293   Citigroup, Inc., 1.07%, due 11/26/03                                               3,293**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$         1,647   Citigroup, Inc., 1.09%, due 12/04/03                                     $         1,647**
            823   Comerica Bank, 1.1%, due 11/19/03                                                    823**
         10,703   Credit Agricole Indosuez, 1.02%, due 11/06/03                                     10,703**
          2,470   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                              2,470**
            988   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                               988**
            659   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                              659**
         35,222   Foreign Currency Call Accounts                                                    35,666
          2,457   Galaxy Funding, 1.062%, due 11/06/03                                               2,457**
         69,814   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                    69,814
          1,647   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                                1,647**
         18,936   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                            18,936**
            823   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                       823**
          2,470   Royal Bank of Canada, 1.04%, due 11/24/03                                          2,470**
          3,293   Royal Bank of Scotland, 1.03%, due 11/07/03                                        3,293**
          2,462   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                  2,462**
            823   Toronto Dominion Bank, 1.1%, due 01/08/04                                            823**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $203,036) (2.6%)                             203,481
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $6,739,020) (101.7%)                                  8,088,946
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 1.7%)                                  (137,739)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $     7,951,207
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
EUR - EURO CURRENCY.
*     NON-INCOME PRODUCING.
**    REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
+     SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
-----------------------------------------------------------------------------
Telephone Communications, exc. Radio                                 6.0%
Communications                                                       5.8
Pharmaceuticals                                                     14.4
Insurance                                                            6.2
Retailers                                                            6.5
Building Materials                                                   1.9
Media--Broadcasting & Publishing                                     4.4
Automotive                                                           2.8
Oil & Gas                                                            9.3
Environmental Controls                                               3.1
Banking                                                             13.0
Electronics                                                          7.9
Computer Software & Services                                         3.2
Heavy Machinery                                                      1.5
Airlines                                                             2.6
Beverages, Food & Tobacco                                            2.5
Radio Telephone Communications                                       5.0
Financial Services                                                   1.3
Telecommunications                                                   1.7
Short-Term Investments                                               2.6
                                                                   -----
     Total                                                         101.7%
                                                                   =====

* THESE CLASSIFICATIONS ARE NOT COVERED BY THE INDEPENDENT AUDITORS' REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Schedule of Investments

   NUMBER OF
    SHARES          COMMON STOCK                                                                VALUE
----------------------------------------------------------------------------------------------------------
                  DENMARK (COST: $309,747) (1.7% OF NET ASSETS)
         13,100   TDC A/S                                                                  $       420,991
                                                                                           ---------------
                  FINLAND (COST: $438,831) (2.0%)
         29,900   Nokia OYJ                                                                        510,258
                                                                                           ---------------
                  FRANCE (20.9%)
         31,900   Alcatel S.A.                                                                     420,901*+
         15,346   Aventis S.A.                                                                     812,600
         34,500   Axa S.A.                                                                         653,732
          6,342   Lafarge S.A.                                                                     454,151
          9,047   Lagardere Groupe                                                                 455,077
         16,700   PSA Peugeot Citroen                                                              716,367
          7,290   Total S.A.                                                                     1,133,057
         28,000   Veolia Environment                                                               624,960
                                                                                           ---------------
                  TOTAL FRANCE (COST: $4,590,739)                                                5,270,845
                                                                                           ---------------
                  GERMANY (8.8%)
         11,200   Deutsche Bank AG                                                                 738,755
         20,500   Infineon Technologies AG                                                         302,180*+
          5,480   SAP AG                                                                           794,401
          5,800   Siemens AG                                                                       389,717
                                                                                           ---------------
                  TOTAL GERMANY (COST: $1,384,509)                                               2,225,053
                                                                                           ---------------
                  GREAT BRITAIN (18.5%)
        140,500   EasyJet PLC                                                                      668,772*
         38,100   GlaxoSmithKline PLC                                                              815,931
         27,019   HSBC Holdings PLC                                                                405,772
         63,846   Pearson PLC                                                                      660,895
         31,362   The Royal Bank of Scotland Group PLC                                             840,340
        603,880   Vodafone Group PLC                                                             1,268,133
                                                                                           ---------------
                  TOTAL GREAT BRITAIN (COST: $3,972,576)                                         4,659,843
                                                                                           ---------------
                  HONG KONG (COST: $306,465) (1.6%)
         49,500   Cheung Kong Holdings, Limited                                                    412,728
                                                                                           ---------------
                  IRELAND (COST: $682,945) (3.3%)
         66,700   Bank of Ireland                                                                  821,911
                                                                                           ---------------
                  JAPAN (19.1%)
            117   Dentsu, Incorporated                                                             526,811
          8,700   Fanuc, Limited                                                                   523,100
         22,000   Fuji Photo Film Company                                                          648,383
         17,000   Ito-Yokado Company, Limited                                                      624,733
         48,000   Matsushita Electric Industrial Company, Limited                                  632,665
             80   Mitsubishi Tokyo Financial Group, Incorporated                                   574,885
            295   NTT Docomo, Incorporated                                                         638,650
         17,200   Shin-Etsu Chemical Company, Limited                                              639,905
                                                                                           ---------------
                  TOTAL JAPAN (COST: $4,032,499)                                                 4,809,132
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  NETHERLANDS (9.5%)
         27,233   Koninklijke (Royal) Philips Electronics, N.V.                            $       734,157
         25,600   Royal Dutch Petroleum Company                                                  1,135,939
         19,600   ST Microelectronics, N.V.                                                        521,777
                                                                                           ---------------
                  TOTAL NETHERLANDS (COST: $2,011,800)                                           2,391,873
                                                                                           ---------------
                  SOUTH KOREA (COST: $225,405) (1.3%)
            860   Samsung Electronics Company, Limited                                             341,529
                                                                                           ---------------
                  SPAIN (2.0%)
            133   Antena 3 Television S.A.                                                           4,354*
         39,403   Telefonica S.A.                                                                  490,124
                                                                                           ---------------
                  TOTAL SPAIN (COST: $333,711)                                                     494,478
                                                                                           ---------------
                  SWITZERLAND (9.2%)
         18,800   Novartis AG                                                                      716,606
          7,900   Roche Holding AG                                                                 653,724
          7,680   UBS AG                                                                           471,607
          3,650   Zurich Financial Services AG                                                     467,406*
                                                                                           ---------------
                  TOTAL SWITZERLAND (COST: $1,981,373)                                           2,309,343
                                                                                           ---------------
                  TAIWAN (COST: $171,527) (1.1%)
         54,807   United Microelectronics Corporation (ADR)                                        287,737*
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $20,442,127) (99.0%)                                24,955,721
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        CONVERTIBLE CORPORATE NOTES
----------------------------------------------------------------------------------------------------------
                  FRANCE (COST: $29,394) (0.1%)
EUR       1,968   Axa S.A., 0%, due 12/21/04                                                        33,700*
                                                                                           ---------------
                  TOTAL CONVERTIBLE CORPORATE NOTES (COST: $29,394) (0.1%)                          33,700
                                                                                           ---------------

                  SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$        22,206   Bank of Montreal, 1.04%, due 11/14/03                                             22,206**
         43,752   Bank of Nova Scotia, 0.98%, due 11/03/03                                          43,752**
         21,876   Bank of Nova Scotia, 1.06%, due 11/10/03                                          21,876**
         21,876   Bank of Nova Scotia, 1.06%, due 11/12/03                                          21,876**
         21,876   Bank of Scotland, 1.04%, due 11/14/03                                             21,876**
         16,407   Bank of the West, 1.075%, due 01/14/04                                            16,407**
         10,938   Bear Stearns & Co., 1.198%, due 06/10/04                                          10,938**
         65,628   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                     65,628**
         21,876   BNP Paribas, 1.05%, due 12/10/03                                                  21,876**
         43,752   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                          43,752**
          5,469   Citigroup, Inc., 1.06%, due 11/04/03                                               5,469**
         21,876   Citigroup, Inc., 1.07%, due 11/26/03                                              21,876**
         10,938   Citigroup, Inc., 1.09%, due 12/04/03                                              10,938**
          5,469   Comerica Bank, 1.1%, due 11/19/03                                                  5,469**
         71,097   Credit Agricole Indosuez, 1.02%, due 11/06/03                                     71,097**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$        16,407   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                    $        16,407**
          6,563   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                             6,563**
          4,375   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                            4,375**
         16,317   Galaxy Funding, 1.062%, due 11/06/03                                              16,317**
         10,938   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                               10,938**
        125,787   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                           125,787**
          5,469   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                     5,469**
         16,407   Royal Bank of Canada, 1.04%, due 11/24/03                                         16,407**
         21,876   Royal Bank of Scotland, 1.03%, due 11/07/03                                       21,876**
         16,355   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                 16,355**
        103,181   TCW Galileo Money Market Fund                                                    103,181
          5,469   Toronto Dominion Bank, 1.1%, due 01/08/04                                          5,469**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $754,180) (3.0%)                             754,180
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $21,225,701) (102.1%)                                25,743,601
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 2.1%)                                  (537,314)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    25,206,287
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
EUR - EURO CURRENCY.
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
*     NON-INCOME PRODUCING.
**    REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
+     SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*                                        October 31, 2003

                                                                PERCENTAGE OF
INDUSTRY                                                         NET ASSETS
-----------------------------------------------------------------------------
Advertising                                                          2.1%
Airlines                                                             2.7
Automotive                                                           2.8
Banking                                                             15.3
Building Materials                                                   1.8
Chemicals                                                            2.5
Communications                                                       3.7
Computer Software & Services                                         3.2
Electrical Equipment                                                 1.1
Electronics                                                         12.1
Entertainment & Leisure                                              2.6
Environmental Controls                                               2.5
Heavy Machinery                                                      1.5
Insurance                                                            4.6
Media--Broadcasting & Publishing                                     4.4
Oil & Gas                                                            9.0
Pharmaceuticals                                                     11.9
Radio Telephone Communications                                       7.6
Real Estate                                                          1.6
Retailers                                                            2.5
Telephone Communications, exc. Radio                                 3.6
Short-Term Investments                                               3.0
                                                                   -----
     Total                                                         102.1%
                                                                   =====

* THESE CLASSIFICATIONS ARE NOT COVERED BY THE INDEPENDENT AUDITORS' REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities                             Octoer 31, 2003

                                                                                                                    TCW GALILEO
                                                                  TCW GALILEO      TCW GALILEO     TCW GALILEO        SELECT
                                                 TCW GALILEO        EMERGING        EMERGING        EUROPEAN       INTERNATIONAL
                                                 ASIA PACIFIC        MARKETS         MARKETS         GROWTH            GROWTH
                                                EQUITIES FUND    EQUITIES FUND     INCOME FUND    EQUITIES FUND    EQUITIES FUND
                                                -------------    -------------    -------------   -------------    -------------
                                                                          DOLLAR AMOUNTS IN THOUSANDS
                                                                          (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                     $      12,266    $      21,145    $      50,422   $       8,089    $      25,744
  Receivables for Securities Sold                          --              279              346              81              306
  Receivable for Fund Shares Sold                          --               --              235              --               --
  Interest and Dividends Receivable                        --               26              675               5               16
  Unrealized Appreciation of Forward
    Foreign Currency Contracts (Note 10)                   --               --              102              --               --
  Foreign Tax Reclaim Receivable                           --                1               --              10               12
                                                -------------    -------------    -------------   -------------    -------------
    Total Assets                                       12,266           21,451           51,780           8,185           26,078
                                                -------------    -------------    -------------   -------------    -------------
LIABILITIES
  Distribution Payable                                     --               --              254              --               --
  Payables for Securities Purchased                        --              149            2,204             101               72
  Payables for Fund Shares Redeemed                        91                4            2,021              --               36
  Payables Upon Return of Securities Loaned                --            1,847               --              98              651
  Unrealized Depreciation of Forward
    Foreign Currency Contracts (Note 10)                   --               --              388              --               --
  Accrued Management Fees                                  --               17               45              --               22
  Other Accrued Expenses                                   43               67               74              35               91
                                                -------------    -------------    -------------   -------------    -------------
    Total Liabilities                                     134            2,084            4,986             234              872
                                                -------------    -------------    -------------   -------------    -------------
NET ASSETS                                      $      12,132    $      19,367    $      46,794   $       7,951    $      25,206
                                                =============    =============    =============   =============    =============
NET ASSETS CONSIST OF:
  Paid-in Capital                               $      10,356    $      37,475    $      33,277   $      18,899    $      36,218
  Undistributed Net Realized Gain (Loss) on
    Investments and Foreign Currency                     (675)         (22,193)           9,367         (12,251)         (18,816)
  Unrealized Appreciation on Investments
    and Foreign Currency and Currency Contracts         2,808            3,945            2,651           1,351            4,518
  Undistributed Net Investment Income (Loss)             (357)             140            1,499             (48)           3,286
                                                -------------    -------------    -------------   -------------    -------------
NET ASSETS                                      $      12,132    $      19,367    $      46,794   $       7,951    $      25,206
                                                =============    =============    =============   =============    =============
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                                $      12,132    $      19,367    $      46,794   $       7,951    $      25,206
                                                =============    =============    =============   =============    =============
  N Class Shares                                $          --    $          --    $          --   $          --    $          --(2)
                                                =============    =============    =============   =============    =============
  K Class Shares                                $          --    $          --    $          --   $          --    $          --(2)
                                                =============    =============    =============   =============    =============
CAPITAL SHARES OUTSTANDING:
  I Class                                           1,359,629        2,162,885        4,873,551         967,677        2,914,407
                                                =============    =============    =============   =============    =============
  N Class                                                  --               --               --              --               15
                                                =============    =============    =============   =============    =============
  K Class                                                  --               --               --              --               14
                                                =============    =============    =============   =============    =============
NET ASSET VALUE PER SHARE:
  I Class                                       $        8.92    $        8.95    $        9.60   $        8.22    $        8.65
                                                =============    =============    =============   =============    =============
  N Class                                       $          --    $          --    $          --   $          --    $        8.65
                                                =============    =============    =============   =============    =============
  K Class                                       $          --    $          --    $          --   $          --    $        8.65
                                                =============    =============    =============   =============    =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND, THE TCW GALILEO EUROPEAN GROWTH EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND AT OCTOBER 31, 2003 WAS $9,458, $17,200, $47,487, $6,739 AND $21,226, RESPECTIVELY.
(2) AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Statements of Operations                             Year Ended October 31, 2003

                                                                                                                    TCW GALILEO
                                                                  TCW GALILEO      TCW GALILEO     TCW GALILEO        SELECT
                                                 TCW GALILEO       EMERGING         EMERGING        EUROPEAN       INTERNATIONAL
                                                 ASIA PACIFIC       MARKETS          MARKETS         GROWTH           GROWTH
                                                EQUITIES FUND    EQUITIES FUND     INCOME FUND    EQUITIES FUND    EQUITIES FUND
                                                -------------    -------------    -------------   -------------    -------------
                                                                          DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                                 $         237    $         524    $          --   $         151    $         431
  Interest                                                 --               13            7,368               3                5
                                                -------------    -------------    -------------   -------------    -------------
    Total                                                 237              537            7,368             154              436
                                                -------------    -------------    -------------   -------------    -------------
EXPENSES:
  Management Fees                                          94              195              562              53              204
  Accounting Service Fees                                   3                6               23               2               11
  Administration Fees                                       3               20               37               2               36
  Transfer Agent Fees:
    I Class                                                27               28               31              28               28
    N Class                                                --               --               --              15                6
  Custodian Fees                                           39               43               42              56               78
  Professional Fees                                        27               28               29              27               31
  Directors' Fees & Expenses                               16               16               16              16               16
  Registration Fees:
    I Class                                                13                9               16               6                6
    N Class                                                --               --               --               6               --
  Other                                                    11               18               43              12               19
                                                -------------    -------------    -------------   -------------    -------------
    Total                                                 233              363              799             223              435
    Less Expenses Borne by Investment Advisor:
      I Class                                              26               --               --              70               --
      N Class                                              --               --               --              22                5
                                                -------------    -------------    -------------   -------------    -------------
      Net Expenses                                        207              363              799             131              430
                                                -------------    -------------    -------------   -------------    -------------
  Net Investment Income                                    30              174            6,569              23                6
                                                -------------    -------------    -------------   -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                                           312           (2,470)          13,140            (255)          (6,099)
    Foreign Currency                                      (24)             (65)             (79)            (53)            (419)
  Change in Unrealized Appreciation
    (Depreciation) on:
    Investments                                         2,944            8,568            1,746           1,813            9,326
    Foreign Currency and Currency Contracts                --               --             (283)              1               --
                                                -------------    -------------    -------------   -------------    -------------
  Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign
    Currency Transactions                               3,232            6,033           14,524           1,506            2,808
                                                -------------    -------------    -------------   -------------    -------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $       3,262    $       6,207    $      21,093   $       1,529    $       2,814
                                                =============    =============    =============   =============    =============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EUROPEAN GROWTH EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND WAS $31, $44, $21 AND $57, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Statements of Changes in Net Assets

                                                              TCW GALILEO                     TCW GALILEO
                                                             ASIA PACIFIC                   EMERGING MARKETS
                                                             EQUITIES FUND                   EQUITIES FUND
                                                     -----------------------------    -----------------------------
                                                              YEAR ENDED                       YEAR ENDED
                                                              OCTOBER 31,                      OCTOBER 31,
                                                     -----------------------------    -----------------------------
                                                         2003            2002              2003            2002
                                                     -------------   -------------    -------------   -------------
                                                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)                       $          30   $         (39)   $         174   $         324
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions                              288            (144)          (2,535)         (1,580)
  Change in Unrealized Appreciation on Investments           2,944             811            8,568           3,805
                                                     -------------   -------------    -------------   -------------
  Increase in Net Assets Resulting from Operations           3,262             628            6,207           2,549
                                                     -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
    I Class                                                     --              --             (311)           (392)
                                                     -------------   -------------    -------------   -------------
NET CAPITAL SHARE TRANSACTIONS
    I Class                                                     93             153          (11,033)         (5,634)
                                                     -------------   -------------    -------------   -------------
  Increase (Decrease) in Net Assets                          3,355             781           (5,137)         (3,477)
NET ASSETS
  Beginning of Year                                          8,777           7,996           24,504          27,981
                                                     -------------   -------------    -------------   -------------
  End of Year                                        $      12,132   $       8,777    $      19,367   $      24,504
                                                     =============   =============    =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                         TCW GALILEO                       TCW GALILEO
                                                       EMERGING MARKETS                  EUROPEAN GROWTH
                                                         INCOME FUND                      EQUITIES FUND
                                                ------------------------------    ------------------------------
                                                          YEAR ENDED                        YEAR ENDED
                                                          OCTOBER 31,                       OCTOBER 31,
                                                ------------------------------    ------------------------------
                                                     2003             2002            2003              2002
                                                -------------    -------------    -------------    -------------
                                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)                  $       6,569    $       4,657    $          23    $         (19)
  Net Realized Gain (Loss) on Investments
    and Foreign Currency Transactions                  13,061              359             (308)          (3,196)
  Change in Unrealized Appreciation
    on Investments and Foreign
    Currency Transactions                               1,463            1,168            1,814              620
                                                -------------    -------------    -------------    -------------
  Increase (Decrease) in Net Assets Resulting
    from Operations                                    21,093            6,184            1,529           (2,595)
                                                -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
    I Class                                            (5,503)          (4,283)              --             (222)
  Distributions from Net Realized Gain:
    I Class                                            (1,414)          (2,025)              --               --
                                                -------------    -------------    -------------    -------------
  Total Distributions to Shareholders                  (6,917)          (6,308)              --             (222)
                                                -------------    -------------    -------------    -------------
NET CAPITAL SHARE TRANSACTIONS
    I Class                                           (49,140)          60,508           (1,139)          (7,929)
    N Class                                                --               --             (386)            (828)
    K Class                                                --               --               --               --
                                                -------------    -------------    -------------    -------------
  Increase (Decrease) in Net Assets Resulting
    from Net Capital Share Transactions               (49,140)          60,508           (1,525)          (8,757)
                                                -------------    -------------    -------------    -------------
  Increase (Decrease) in Net Assets                   (34,964)          60,384                4          (11,574)
NET ASSETS
  Beginning of Year                                    81,758           21,374            7,947           19,521
                                                -------------    -------------    -------------    -------------
  End of Year                                   $      46,794    $      81,758    $       7,951    $       7,947
                                                =============    =============    =============    =============

                                                         TCW GALILEO
                                                     SELECT INTERNATIONAL
                                                     GROWTH EQUITIES FUND
                                                ------------------------------
                                                          YEAR ENDED
                                                          OCTOBER 31,
                                                ------------------------------
                                                    2003             2002
                                                -------------    -------------
                                                 DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)                  $           6    $          67
  Net Realized Gain (Loss) on Investments
    and Foreign Currency Transactions                  (6,518)         (10,574)
  Change in Unrealized Appreciation
    on Investments and Foreign
    Currency Transactions                               9,326            3,107
                                                -------------    -------------
  Increase (Decrease) in Net Assets Resulting
    from Operations                                     2,814           (7,400)
                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
    I Class                                                --               --
  Distributions from Net Realized Gain:
    I Class                                                --               --
                                                -------------    -------------
  Total Distributions to Shareholders                      --               --
                                                -------------    -------------
NET CAPITAL SHARE TRANSACTIONS
    I Class                                           (14,269)             831
    N Class                                                --(1)            --
    K Class                                                --(1)            --
                                                -------------    -------------
  Increase (Decrease) in Net Assets Resulting
    from Net Capital Share Transactions               (14,269)             831
                                                -------------    -------------
  Increase (Decrease) in Net Assets                   (11,455)          (6,569)
NET ASSETS
  Beginning of Year                                    36,661           43,230
                                                -------------    -------------
  End of Year                                   $      25,206    $      36,661
                                                =============    =============

(1) AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Notes to Financial Statements

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Societe Generale Asset Management International Ltd. ("SGUK") (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Growth Equities Fund and the TCW Galileo Select International Growth Equities Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund. The Advisor, SGUK and SGY are the second-tier subsidiaries of Societe Generale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this book.

TCW GALILEO FUND                                 INVESTMENT OBJECTIVE
----------------                                 ------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS

TCW Galileo Asia Pacific Equities Fund           Seeks long-term capital appreciation
                                                 by investing in equity securities of
                                                 companies in the Asia Pacific
                                                 Region, except Australia, Japan, and
                                                 New Zealand, or securities
                                                 convertible into such equity
                                                 securities.

TCW Galileo Emerging Markets Equities Fund       Seeks long-term capital appreciation
                                                 by investing in equity securities of
                                                 companies in emerging market
                                                 countries around the world.

TCW Galileo European Growth Equities Fund        Seeks long-term capital appreciation
                                                 by investing in equity securities
                                                 issued by European companies.

TCW Galileo Select International Growth          Seeks long-term capital appreciation
  Equities Fund                                  by investing in equity securities of
                                                 non-U.S. companies in both developed
                                                 and emerging market countries around
                                                 the world.

NON-DIVERSIFIED FIXED INCOME FUND

TCW Galileo Emerging Markets Income Fund         Seeks high total return from current
                                                 income and capital appreciation by
                                                 investing in debt securities issued
                                                 by emerging market country
                                                 governments, their agencies,
                                                 instrumentalities or private
                                                 corporate issuers.

The TCW Galileo Select International Growth Equities Fund offers three classes of shares: I Class, N Class, and K Class. All other international funds offer only the I class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

The TCW Galileo Select International Growth Equities Fund began offering N Class and K Class shares on February 1, 2003 and November 1, 2002, respectively. However, they are not currently available to the general public.

On April 23, 2003, the N Class shares of the TCW Galileo European Growth Equities Fund were exchanged into I Class shares as a tax-free transaction. The N Class shares are no longer offered by the fund.

Effective March 1, 2003, the TCW Galileo European Equities Fund and the TCW Galileo Select International Equities Fund changed their names to the TCW Galileo European Growth Equities Fund and the TCW Galileo Select International Growth Equities Fund, respectively. There is no change in their investment objectives.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 10).

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There are no repurchase agreements outstanding at October 31, 2003.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. During the fiscal year ended October 31, 2003, the Galileo Emerging Markets Income purchased cross currency options which are included in the Schedule of Investments.

ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to the operations of the class. All other expenses are charged to each fund as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends per class. (see Note 6)

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The TCW Galileo Emerging Markets Income Fund transferred a pro-rata allocation of the investments to a shareholder as a result of an "in kind" redemption on October 17, 2003. The transfer of securities was recorded using the closing prices on that date. As such, there was no impact to the net asset value per share of the fund. The recording of these transactions created a permanent book to tax difference which resulted in a reclassification of (amounts in thousands) $2,508 from undistributed net realized gain to paid-in-capital.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2003 (amounts in thousands):

                                                           MARKET VALUE OF                       SECURITIES
                                                          LOANED SECURITIES  COLLATERAL VALUE  LENDING INCOME*
                                                          -----------------  ----------------  ---------------
TCW Galileo Emerging Markets Equities Fund                    $  1,770           $   1,847        $    10
TCW Galileo European Growth Equities Fund                           92                  98              1
TCW Galileo Select International Growth Equities Fund              615                 651              5

* NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the year ended October 31, 2003 the funds below realized on a tax basis the following net realized losses on security transactions (amount in thousands):

                                                                                            NET REALIZED LOSS
                                                                                            -----------------
TCW Galileo Emerging Markets Equities Fund                                                      $   (2,478)
TCW Galileo European Growth Equities Fund                                                             (213)
TCW Galileo Select International Growth Equities Fund                                               (5,651)

At October 31, 2003 the components of distributable earnings (excluding unrealized appreciation/depreciation disclosed below) on a tax basis were as follows (amounts in thousands):

                                                               UNDISTRIBUTED    UNDISTRIBUTED        TOTAL
                                                                 ORDINARY         LONG-TERM      DISTRIBUTABLE
                                                                  INCOME            GAIN           EARNINGS
                                                               -------------    -------------    -------------
TCW Galileo Asia Pacific Equities Fund                           $      27         $     --       $      27
TCW Galileo Emerging Markets Equities Fund                             152               --             152
TCW Galileo Emerging Markets Income Fund                             8,695            1,789          10,484
TCW Galileo European Growth Equities Fund                               15               --              15

During the year ended October 31, 2003 the tax character of distributions paid was as follows (amounts in thousands):

                                                                                 TCW GALILEO
                                                                                  EMERGING        TCW GALILEO
                                                                                   MARKETS         EMERGING
                                                                                  EQUITIES          MARKETS
                                                                                    FUND             FUND
                                                                                 -----------      -----------
Distributions paid from:
  Ordinary Income                                                                  $   311          $ 5,555
  Long-Term Capital Gain                                                                --            1,362
                                                                                   -------          -------
Total Distributions                                                                $   311          $ 6,917
                                                                                   =======          =======

At October 31, 2003, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                              TCW GALILEO       TCW GALILEO      TCW GALILEO
                                                                 ASIA             EMERGING         EMERGING
                                                                PACIFIC            MARKETS          MARKETS
                                                             EQUITIES FUND     EQUITIES FUND     INCOME FUND
                                                             -------------     -------------     -----------
Unrealized Appreciation                                        $   2,826         $   4,962        $   4,168
Unrealized (Depreciation)                                            (34)           (1,119)           (968)
                                                               ---------         ---------        ---------
Net Unrealized Appreciation                                    $   2,792         $   3,843        $   3,200
                                                               =========         =========        =========
Cost of Investments for Federal Income Tax Purposes            $   9,473         $  17,302        $  47,225
                                                               =========         =========        =========

                                                                                TCW GALILEO
                                                              TCW GALILEO         SELECT
                                                               EUROPEAN        INTERNATIONAL
                                                                GROWTH            GROWTH
                                                             EQUITIES FUND      EQUITIES FUND
                                                             -------------     --------------
Unrealized Appreciation                                        $   1,145          $   3,482
Unrealized (Depreciation)                                           (289)              (263)
                                                               ---------          ---------
Net Unrealized Appreciation                                    $     856          $   3,219
                                                               =========          =========

Cost of Investments for Federal Income Tax Purposes            $   7,233          $  22,525
                                                               =========          =========

At October 31, 2003, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                     EXPIRING IN
                                      --------------------------------------------------------------------------
                                        2004       2005       2006       2007       2009       2010       2011
                                      --------   --------   --------   --------   --------   --------   --------
TCW Galileo Asia Pacific
  Equities Fund                       $     --   $     --   $     --   $     --   $    534   $    106   $     --
TCW Galileo Emerging Markets
  Equities Fund                          3,457      4,623      3,399      2,300      3,732      1,564      2,478
TCW Galileo European
  Growth Equities Fund                      --         --         --         --      8,605      3,067        213
TCW Galileo Select International
  Growth Equities Fund                      --         --         --         --      1,724     10,080      5,651

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

     TCW Galileo Asia Pacific Equities Fund                              1.00%
     TCW Galileo Emerging Markets Equities Fund                          1.00%
     TCW Galileo Emerging Markets Income Fund                            0.75%
     TCW Galileo European Growth Equities Fund                           0.75%
     TCW Galileo Select International Growth Equities Fund               0.75%

The ordinary operating expenses for the following Funds (each share class) are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At October 31, 2003, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each Fund were:

     TCW Galileo Asia Pacific Equities Fund                              2.22%
     TCW Galileo Emerging Markets Equities Fund                          2.11%
     TCW Galileo Emerging Markets Income Fund                            1.40%
     TCW Galileo European Growth Equities Fund                           1.86%
     TCW Galileo Select International Growth Equities Fund               1.74%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of each fund for procuring recordkeeping, subaccounting and other administrative services to investors of the fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisors and other financial intermediaries for providing these services to their customers.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2003, were as follows (amounts in thousands):

                                                           TCW GALILEO      TCW GALILEO       TCW GALILEO
                                                              ASIA           EMERGING          EMERGING
                                                             PACIFIC          MARKETS           MARKETS
                                                          EQUITIES FUND    EQUITIES FUND      INCOME FUND
                                                          -------------    -------------      -----------
Purchases at Cost                                          $  12,906         $  8,901          $  70,850
                                                           =========         ========          =========
Sales Proceeds                                             $  12,552         $ 18,202          $ 119,686
                                                           =========         ========          =========

                                                                             TCW GALILEO
                                                            TCW GALILEO        SELECT
                                                             EUROPEAN       INTERNATIONAL
                                                              GROWTH           GROWTH
                                                           EQUITIES FUND    EQUITIES FUND
                                                           -------------    -------------
Purchases at Cost                                           $     7,718      $    24,987
                                                            ===========      ===========
Sales Proceeds                                              $     8,944      $    39,092
                                                            ===========      ===========

There were no purchases or sales of U.S. Government Securities for the year ended October 31, 2003.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

TCW GALILEO ASIA PACIFIC
  EQUITIES FUND
I CLASS

                                                           YEAR ENDED                          YEAR ENDED
                                                        OCTOBER 31, 2003                    OCTOBER 31, 2002
                                                --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
Shares Sold                                          1,279,920    $        8,860         1,204,438    $        8,639
Shares Redeemed                                     (1,248,484)           (8,767)       (1,165,635)           (8,486)
                                                --------------    --------------    --------------    --------------
Net Increase                                            31,436    $           93            38,803    $          153
                                                ==============    ==============    ==============    ==============

TCW GALILEO EMERGING MARKETS
  EQUITIES FUND
I CLASS

                                                           YEAR ENDED                          YEAR ENDED
                                                        OCTOBER 31, 2003                    OCTOBER 31, 2002
                                                --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
Shares Sold                                          3,908,920    $       25,664         5,457,205    $       37,711
Shares Issued upon Reinvestment of Dividends            34,025               223            40,094               275
Shares Redeemed                                     (5,599,348)          (36,920)       (6,162,302)          (43,620)
                                                --------------    --------------    --------------    --------------
Net (Decrease)                                      (1,656,403)   $      (11,033)         (665,003)   $       (5,634)
                                                ==============    ==============    ==============    ==============

TCW GALILEO EMERGING MARKETS
  INCOME FUND
I CLASS

                                                           YEAR ENDED                          YEAR ENDED
                                                        OCTOBER 31, 2003                    OCTOBER 31, 2002
                                                --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
Shares Sold                                          5,370,251    $       49,723         8,693,424    $       68,299
Shares Issued upon Reinvestment of Dividends           817,685             7,095           644,155             5,140
Shares Redeemed                                    (11,621,477)         (105,958)       (1,632,424)          (12,931)
                                                --------------    --------------    --------------    --------------
Net Increase (Decrease)                             (5,433,541)   $      (49,140)        7,705,155    $       60,508
                                                ==============    ==============    ==============    ==============

TCW GALILEO EUROPEAN GROWTH
   EQUITIES FUND
I CLASS

                                                          YEAR ENDED                      YEAR ENDED
                                                       OCTOBER 31, 2003                OCTOBER 31, 2002
                                                --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
Shares Sold                                            912,526    $        5,871           223,186    $        1,559
Shares issued in exchange of N class shares             15,227               100                --                --
Shares Issued upon Reinvestment of Dividends                --                --            15,463               138
Shares Redeemed                                     (1,099,996)           (7,110)       (1,223,995)           (9,626)
                                                --------------    --------------    --------------    --------------
Net (Decrease)                                        (172,243)   $       (1,139)         (985,346)   $       (7,929)
                                                ==============    ==============    ==============    ==============

TCW GALILEO EUROPEAN GROWTH
  EQUITIES FUND
N CLASS

                                                        FOR THE PERIOD
                                                       NOVEMBER 1, 2002
                                                            THROUGH                            YEAR ENDED
                                                       APRIL 23, 2003(1)                    OCTOBER 31, 2002
                                                --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
Shares Sold                                            138,337    $          935         1,957,158    $       15,131
Shares Redeemed                                       (179,363)           (1,221)       (2,019,232)          (15,959)
Shares redeemed in exchange of I class shares          (15,067)             (100)               --                --
                                                --------------    --------------    --------------    --------------
Net (Decrease)                                         (56,093)   $         (386)          (62,074)   $         (828)
                                                ==============    ==============    ==============    ==============

(1)  LIQUIDATION DATE OF THE CLASS.

TCW GALILEO SELECT INTERNATIONAL GROWTH
  EQUITIES FUND
I CLASS

                                                           YEAR ENDED                          YEAR ENDED
                                                        OCTOBER 31, 2003                    OCTOBER 31, 2002
                                                --------------------------------    --------------------------------
                                                                      AMOUNT                              AMOUNT
                                                    SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
Shares Sold                                          1,013,996    $        7,072         5,526,117    $       43,511
Shares Redeemed                                     (3,399,104)          (21,341)       (5,423,681)          (42,680)
                                                --------------    --------------    --------------    --------------
Net Increase (Decrease)                             (2,385,108)   $      (14,269)          102,436    $          831
                                                ==============    ==============    ==============    ==============

TCW GALILEO SELECT INTERNATIONAL GROWTH
  EQUITIES FUND
N CLASS

                                                        FEBRUARY 1, 2003
                                                        (COMMENCEMENT OF
                                                           OFFERING OF
                                                     N CLASS SHARES) THROUGH
                                                        OCTOBER 31, 2003
                                                --------------------------------
                                                                      AMOUNT
                                                    SHARES        (IN THOUSANDS)
                                                --------------    --------------
Shares Sold                                                 15    $           --(1)
                                                --------------    --------------
Net Increase                                                15    $           --(1)
                                                ==============    ==============

(1)  AMOUNTS ROUND TO LESS THAN $1.

TCW GALILEO SELECT INTERNATIONAL GROWTH
  EQUITIES FUND
K CLASS

                                                       NOVEMBER 1, 2002
                                                      (COMMENCEMENT OF
                                                          OFFERING OF
                                                    K CLASS SHARES) THROUGH
                                                         OCTOBER 31, 2003
                                                --------------------------------
                                                                      AMOUNT
                                                    SHARES        (IN THOUSANDS)
                                                --------------    --------------
Shares Sold                                                 14    $           --(1)
                                                --------------    --------------
Net Increase                                                14    $           --(1)
                                                ==============    ==============

(1) AMOUNTS ROUND TO LESS THAN $1.

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2003.

NOTE 10 -- FORWARD FOREIGN CURRENCY CONTRACTS

The fund listed below invested in forward foreign currency contracts during the year ended October 31, 2003. The contracts are used for the purpose of hedging against foreign exchange risk arising from the fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund's financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at October 31, 2003:

TCW GALILEO EMERGING MARKETS INCOME FUND :

                                                                                          UNREALIZED
                                                                                         APPRECIATION
 EXPIRATION                                                            IN EXCHANGE      (DEPRECIATION)
    DATE          CONTRACT TO BUY OR SELL                              FOR U.S. $        ON CONTRACTS
-----------       ------------------------------------------------    ------------      --------------
06/09/2004        Buy Chinese Renminbi Yuan 15,558,150                $  1,900,000      $       14,327
03/10/2004        Buy Mexican Peso 6,942,438                               565,000              53,737
04/07/2004        Buy Philippine Peso 14,562,500                           252,821               3,000
04/08/2004        Buy Philippine Peso 29,500,000                           512,153               5,980
05/28/2004        Buy Philippine Peso 17,025,000                           292,275               3,940
08/04/2004        Buy Philippine Peso 5,970,000                            101,015               1,540
08/06/2004        Buy Philippine Peso 42,455,000                           718,359              10,689
09/20/2004        Buy Philippine Peso 29,500,000                           499,154               3,357
11/04/2003        Buy Polish Zloty 2,112,139                               527,639              (3,021)
01/21/2004        Sell Euro 529,873                                        615,024                 415
03/10/2004        Sell Mexican Peso 6,942,438                              619,871               1,134
04/07/2004        Sell Philippine Peso 14,562,500                          250,000              (5,822)
04/08/2004        Sell Philippine Peso 29,500,000                          500,000             (18,133)
05/28/2004        Sell Philippine Peso 17,025,000                          300,000               3,785
08/04/2004        Sell Philippine Peso 5,970,000                           100,590              (1,965)
08/06/2004        Sell Philippine Peso 42,455,000                          700,000             (29,048)
09/20/2004        Sell Philippine Peso 109,512,500                       1,830,801             (34,663)
06/28/2004        Sell South African Rand 6,986,525                        830,000            (142,014)
07/14/2004        Sell South African Rand 6,101,550                        745,000            (101,800)
08/11/2004        Sell South African Rand 4,716,000                        600,000             (51,670)
                                                                                        --------------
                  Total Unrealized Depreciation                                         $     (286,232)
                                                                                        ==============

TCW Galileo Asia Pacific Equities Fund

Financial Highlights -- I Class

                                                                                     YEAR ENDED OCTOBER 31,
                                                             ------------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                 $     6.61    $     6.20    $     8.16    $     8.37    $     5.09
                                                             ----------    ----------    ----------    ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (3)                                   0.02         (0.03)           --(2)      (0.06)        (0.02)
Net Realized and Unrealized Gain (Loss) on Investments             2.29          0.44         (1.69)        (0.15)         3.30
                                                             ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                   2.31          0.41         (1.69)        (0.21)         3.28
                                                             ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                 --            --         (0.27)           --            --
                                                             ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                       $     8.92    $     6.61    $     6.20    $     8.16    $     8.37
                                                             ==========    ==========    ==========    ==========    ==========
Total Return                                                      34.95%         6.61%       (21.33)%       (2.51)%       64.44%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                       $   12,132    $    8,777    $    7,996    $   12,858    $   22,070
Ratio of Expenses to Average Net Assets (1)                        2.21%         2.13%         2.17%         1.80%         2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets        0.32%        (0.40)%        0.01%        (0.56)%       (0.34)%
Portfolio Turnover Rate                                          137.49%        88.24%        45.49%        79.17%       119.72%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.48%, 2.18%, 2.42%, 1.94%, AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001, 2000, AND 1999, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $0.01.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Equities Fund

Financial Highlights -- I Class

                                                                                   YEAR ENDED OCTOBER 31,
                                                             ------------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                 $     6.42    $     6.24    $     7.61    $     7.87    $     5.57
                                                             ----------    ----------    ----------    ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (2)                                   0.06          0.08          0.07          0.01         (0.02)
Net Realized and Unrealized Gain (Loss) on Investments             2.56          0.18         (1.44)        (0.27)         2.32
                                                             ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                   2.62          0.26         (1.37)        (0.26)         2.30
                                                             ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                          (0.09)        (0.08)           --            --            --
                                                             ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                       $     8.95    $     6.42    $     6.24    $     7.61    $     7.87
                                                             ==========    ==========    ==========    ==========    ==========
Total Return                                                      41.32%         4.14%       (18.00)%       (3.30)%       41.29%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                       $   19,367    $   24,504    $   27,981    $   35,406    $   26,591
Ratio of Expenses to Average Net Assets                            1.85%         1.64%         1.65%         1.47%         2.02%(1)
Ratio of Net Investment Income (Loss) to Average Net Assets        0.90%         1.16%         1.03%         0.08%        (0.24)%
Portfolio Turnover Rate                                           47.98%        17.34%        43.10%        84.76%       152.93%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS FOR THE YEAR ENDED OCTOBER 31, 1999. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.50% FOR THE YEAR ENDED OCTOBER 31, 1999.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Financial Highlights -- I Class

                                                                                   YEAR ENDED OCTOBER 31,
                                                             ------------------------------------------------------------------
                                                                2003         2002(1)        2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                 $     7.93    $     8.21    $     8.15    $     7.84    $     6.58
                                                             ----------    ----------    ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)                                           0.79          0.76          0.78          0.85          0.84
Net Realized and Unrealized Gain on Investments                    1.73          0.25          0.13          0.30          1.25
                                                             ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                   2.52          1.01          0.91          1.15          2.09
                                                             ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                          (0.71)        (0.71)        (0.78)        (0.84)        (0.83)
Distributions from Net Realized Gain                              (0.14)        (0.58)        (0.07)           --            --
                                                             ----------    ----------    ----------    ----------    ----------
Total Distributions                                               (0.85)        (1.29)        (0.85)        (0.84)        (0.83)
                                                             ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                       $     9.60    $     7.93    $     8.21    $     8.15    $     7.84
                                                             ==========    ==========    ==========    ==========    ==========
Total Return                                                      33.06%        12.96%        11.77%        15.12%        33.31%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                       $   46,794    $   81,758    $   21,374    $  110,961    $   81,113
Ratio of Expenses to Average Net Assets                            1.07%         1.10%         1.08%         0.99%         1.01%
Ratio of Net Investment Income to Average Net Assets               8.76%         9.52%         9.50%        10.22%        11.37%
Portfolio Turnover Rate                                          115.50%        73.13%        58.46%       109.20%       113.00%

(1) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.107, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY $0.107 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.18% TO 9.52%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo European Growth Equities Fund

Financial Highlights -- I Class

                                                                       YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------
                                                 2003             2002             2001          2000          1999
----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year  $     6.64       $     8.71       $    13.94    $    13.11    $    11.70
                                              ----------       ----------       ----------    ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (3)                    0.02            (0.01)              --(2)      (0.01)         0.07
Net Realized and Unrealized Gain (Loss)
  on Investments                                    1.56            (1.95)           (4.27)         1.44          1.65
                                              ----------       ----------       ----------    ----------    ----------
Total from Investment Operations                    1.58            (1.96)           (4.27)         1.43          1.72
                                              ----------       ----------       ----------    ----------    ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income              --            (0.11)              --         (0.05)        (0.03)
Distributions from Net Realized Gain                  --               --            (0.96)        (0.55)        (0.28)
                                              ----------       ----------       ----------    ----------    ----------
Total Distributions                                   --            (0.11)           (0.96)        (0.60)        (0.31)
                                              ----------       ----------       ----------    ----------    ----------
Net Asset Value per Share, End of Year        $     8.22       $     6.64       $     8.71    $    13.94    $    13.11
                                              ==========       ==========       ==========    ==========    ==========

Total Return                                       23.80%          (22.86)%         (32.79)%       10.82%        15.16%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)        $    7,951       $    7,570       $   18,502    $   65,054    $   95,489
Ratio of Expenses to Average Net Assets             1.86%(1)         1.82%(1)         1.32%         1.12%         1.01%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                0.33%           (0.13)%           0.01%        (0.09)%        0.58%
Portfolio Turnover Rate                           112.92%           58.98%           97.47%        96.40%        95.21%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.87% AND 1.84% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002, RESPECTIVELY.
(2) AMOUNT ROUNDS TO LESS THAN $0.01.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Financial Highlights -- I Class

                                                                       YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------
                                                 2003             2002             2001          2000          1999
----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year  $     6.92       $     8.32       $    14.25    $    13.67    $    10.75
                                              ----------       ----------       ----------    ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                              --(2)          0.01             0.79          1.93          0.21
Net Realized and Unrealized Gain (Loss) on
  Investments                                       1.73            (1.41)           (5.07)        (0.80)         2.73
                                              ----------       ----------       ----------    ----------    ----------
Total from Investment Operations                    1.73            (1.40)           (4.28)         1.13          2.94
                                              ----------       ----------       ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income              --               --            (1.65)           --         (0.02)
Distributions from Net Realized Gain                  --               --               --         (0.55)           --
                                              ----------       ----------       ----------    ----------    ----------
Total Distributions                                   --               --            (1.65)        (0.55)        (0.02)
                                              ----------       ----------       ----------    ----------    ----------
Net Asset Value per Share, End of Year        $     8.65       $     6.92       $     8.32    $    14.25    $    13.67
                                              ==========       ==========       ==========    ==========    ==========
Total Return                                       25.00%          (16.83)%         (33.69)%        8.07%        27.39%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)        $   25,206       $   36,661       $   43,230    $   46,909    $  112,336
Ratio of Expenses to Average Net Assets             1.58%            1.17%            0.90%(1)      0.25%         0.18%
Ratio of Net Investment Income to Average
  Net Assets                                        0.02%            0.16%            7.45%        12.28%         1.70%
Portfolio Turnover Rate                            92.92%          123.93%          193.27%        36.08%        27.78%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.14% FOR THE YEAR ENDED OCTOBER 31, 2001.
(2) AMOUNT ROUNDS TO LESS THAN $0.01.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                       FEBRUARY 1, 2003
                                                       (COMMENCEMENT OF
                                                          OFFERING OF
                                                        N CLASS SHARES)
                                                           THROUGH
                                                       OCTOBER 31, 2003
-----------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period           $       6.56
                                                         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                                         0.02
Net Realized and Unrealized Gain on Investments                  2.07
                                                         ------------
Total from Investment Operations                                 2.09
                                                         ------------
Net Asset Value per Share, End of Period                 $       8.65
                                                         ============
Total Return                                                    31.86%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $         --(4)
Ratio of Expenses to Average Net Assets                          1.74%(2)(3)
Ratio of Net Investment Income to Average Net Assets             0.43%(2)
Portfolio Turnover Rate                                         92.92%(1)

(1) FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 7,514.10% FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2003.
(4) AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                       NOVEMBER 1, 2002
                                                       (COMMENCEMENT OF
                                                          OFFERING OF
                                                        K CLASS SHARES)
                                                           THROUGH
                                                       OCTOBER 31, 2003
-----------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period           $       6.92
                                                         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                         0.03
Net Realized and Unrealized Gain on Investments                  1.70
                                                         ------------
Total from Investment Operations                                 1.73
                                                         ------------
Net Asset Value per Share, End of Period                 $       8.65
                                                         ============
Total Return                                                    25.00%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $         --(2)
Ratio of Expenses to Average Net Assets                          1.74%(1)
Ratio of Net Investment Income to Average Net Assets             0.35%
Portfolio Turnover Rate                                         92.92%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.23% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2) AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Independent Auditors' Report

Board of Directors and Shareholders
TCW Galileo Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Asia Pacific Equities Fund, TCW Galileo Emerging Markets Equities Fund, TCW Galileo Emerging Markets Income Fund, TCW Galileo European Growth Equities Fund (formerly TCW Galileo European Equities Fund) and TCW Galileo Select International Growth Equities Fund (formerly TCW Galileo Select International Equities Fund) (the "TCW Galileo International Funds") (five of twenty-four funds composing TCW Galileo Funds, Inc.) as of October 31, 2003 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods in the periods ended October 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo International Funds as of October 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

December 24, 2003
Los Angeles, California

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2003, the following fund paid a capital gain distribution within the meaning 852(b)(3)(c)of the Internal Revenue Code. The Fund designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                               AMOUNT PER
FUND                                             SHARE
----                                           ----------
TCW Galileo Emerging Markets Income Fund       $     0.38

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Fund's transfer agent in January 2004.

TCW Galileo Funds, Inc.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the 24 Galileo Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

INDEPENDENT DIRECTORS

      NAME, ADDRESS,
        AGE AND                      TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
   POSITION WITH FUNDS             LENGTH OF TIME SERVED            DURING PAST 5 YEARS                HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Samuel P. Bell (67)              Mr. Bell has served as a       President, Los Angeles           Point 360 (audio visual
333 South Hope Street            director of TCW Galileo        Business Advisors since          services), TCW Premier
Suite 2660                       Funds, Inc. since October      1996. Previously Mr.Bell         Funds (mutual fund) and TCW
Los Angeles,                     2002.                          served as the Area Managing      Convertible Securities
CA 90071                                                        Partner of Ernst & Young for     Fund, Inc. (closed-end
Director                                                        the Pacific Southwest Area.      fund).

Richard W. Call (79)             Mr. Call has served as a       Private Investor. Former         TCW Premier Funds (mutual
496 Prospect Terrace             director of TCW Galileo        President of The Seaver          fund) and TCW Convertible
Pasadena, CA 91103               Funds, Inc. since February     Institute (a private             Securities Fund, Inc.
Director                         1994.                          foundation).                     (closed-end fund).

Matthew K. Fong (50)             Mr. Fong has served as a       President, Strategic             Seismic Warning Systems,
Strategic Advisory Group         director of TCW Galileo        Advisory Group, Of Counsel       Inc., Viata Inc. (home
13191 Crossroad Parkway          Funds, Inc. since April        Sheppard, Mullin, Richter &      entertainment products),
North City of Industry,          1999.                          Hamilton (law firm) since        TCW Convertible Securities
CA 91746                                                        1999. From 1995 to 1998,         Funds, Inc. (closed-end
Director                                                        Mr. Fong served as Treasurer     fund) and TCW Premier Funds
                                                                of the State of California.      (mutual fund).

John A. Gavin (72)               Mr. Gavin has served as a      Founder and Chairman of          Causeway Capital, TCW
c/o Paul, Hastings,              director of TCW Galileo        Gamma Holdings                   Convertible Securities
Janofsky & Walker LLP            Funds, Inc., since May         (international capital           Fund, Inc. (closed-end
Counsel to the Independent       2001.                          consulting firm).                fund), TCW Premier Funds
Directors                                                                                        (mutual fund) and Hotchkis
515 South Flower Street                                                                          and Wiley Funds (mutual
Los Angeles, CA 90071                                                                            funds)
Director

Patrick C. Haden (50)            Mr. Haden has served as a      General Partner, Riordan,        Elkay Plastics Co., Inc.,
300 South Grand Avenue           director of TCW Galileo        Lewis & Haden (private           Indy Mac Mortgage Holdings
Los Angeles, CA 90071            Funds, Inc. since May 2001.    equity partnership).             (mortgage banking),
Director                                                                                         Bradshaw International Inc.
                                                                                                 (housewares), Financial
                                                                                                 Pacific Insurance Group,
                                                                                                 Inc., Tetra Tech, Inc.
                                                                                                 (environmental consulting),
                                                                                                 TCW Premier Funds (mutual
                                                                                                 fund) and TCW Convertible
                                                                                                 Securities Fund, Inc.
                                                                                                 (closed-end fund).

      NAME, ADDRESS,
         AGE AND                      TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
   POSITION WITH FUNDS              LENGTH OF TIME SERVED            DURING PAST 5 YEARS              HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Charles A. Parker (69)           Mr. Parker has served as a     Private Investor.                Horace Mann Educators
c/o Paul, Hastings,              director since April 2003.                                      Corp., trustee of the
Janofsky & Walker LLP                                                                            Burridge Center for
Counsel to the Independent                                                                       Research in Security Prices
Directors                                                                                        (University of Colorado),
515 South Flower Street                                                                          Amerindo Funds (mutual
Los Angeles,                                                                                     fund), TCW Convertible
CA 90071 Director                                                                                Securities Fund, Inc.
                                                                                                 (closed-end fund) and TCW
                                                                                                 Premier Funds (mutual
                                                                                                 fund).

INTERESTED DIRECTORS

Each of these directors are "interested persons" of TCW Galileo Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

      NAME, ADDRESS,
         AGE AND                      TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
   POSITION WITH FUNDS              LENGTH OF TIME SERVED            DURING PAST 5 YEARS              HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Marc I. Stern (59)               Mr. Stern has served as a      President and Director, The      Qualcomm Incorporated
865 South Figueroa Street        director since inception of    TCW Group, Inc., Chairman,       (wireless communications)
Los Angeles, CA. 90017           TCW Galileo Funds, Inc. in     the Advisor, Vice Chairman,      and TCW Premier Funds
Chairman                         September 1992.                TCW Asset Management             (mutual fund).
                                                                Company, Vice Chairman,
                                                                Trust Company of the West.

Thomas E. Larkin, Jr. (64)       Mr. Larkin has served as a     Vice Chairman, The TCW           TCW Premier Funds (mutual
865 South Figueroa Street        director since inception of    Group, Inc., the Advisor,        fund).
Los Angeles, CA. 90017           TCW Galileo Funds, Inc., in    TCW Asset Management
Director                         September 1992.                Company and Trust Company
                                                                of the West.

The officers of the Company who are not directors of the Company are:

                                         POSITION(S) HELD               PRINCIPAL OCCUPATION(S)
    NAME AND ADDRESS                       WITH COMPANY                 DURING PAST 5 YEARS (1)
----------------------------------------------------------------------------------------------------
Alvin R. Albe, Jr. (50)*          President and Chief Executive     President and Director, the
                                  Officer                           Advisor, Executive Vice
                                                                    President and Director of TCW
                                                                    Asset Management Company and
                                                                    Trust Company of the West;
                                                                    Executive Vice President, The
                                                                    TCW Group, Inc., President, TCW
                                                                    Convertible Securities Fund,
                                                                    Inc. and TCW Premier Funds.

Michael E. Cahill (52)*           Senior Vice President, General    Managing Director, General
                                  Counsel and Assistant Secretary   Counsel and Secretary, the
                                                                    Advisor, The TCW Group, Inc.,
                                                                    Trust Company of the West and
                                                                    TCW Asset Management Company.

Charles W. Baldiswieler (45)*     Senior Vice President             Managing Director, the Advisor,
                                                                    Trust Company of the West and
                                                                    TCW Asset Management Company.

                                          POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
    NAME AND ADDRESS                        WITH COMPANY                DURING PAST 5 YEARS (1)
----------------------------------------------------------------------------------------------------
Dennis J. McCarthy (46)*          Senior Vice President             Senior Vice President, the
                                                                    Advisor, Trust Company of the
                                                                    West and TCW Asset Management
                                                                    Company since October, 1999.
                                                                    Previously, Vice President with
                                                                    Founders Asset Management.

Ronald R. Redell (32)*            Senior Vice President             Senior Vice President, the
                                                                    Advisor, Trust Company of the
                                                                    West and TCW Asset Management
                                                                    Company since August, 2000.
                                                                    Previously, National Sales
                                                                    Manager with RS Investment
                                                                    Management (formerly Robertson
                                                                    Stephens).

Philip K. Holl (53)*              Secretary and Associate General   Senior Vice President and
                                  Counsel                           Associate General Counsel, the
                                                                    Advisor, Trust Company of the
                                                                    West and TCW Asset Management
                                                                    Company; Secretary to TCW
                                                                    Convertible Securities Fund,
                                                                    Inc.

David S. DeVito (40)              Treasurer and Chief Financial     Managing Director and Chief
                                  Officer                           Financial Officer, the Advisor,
                                                                    Trust Company of the West and
                                                                    TCW Asset Management Company;
                                                                    Treasurer to TCW Convertible
                                                                    Securities Fund, Inc.

(1) POSITIONS WITH THE TCW GROUP, INC. AND ITS AFFILIATES MAY HAVE CHANGED OVER TIME.

  * ADDRESS IS 865 SOUTH FIGUEROA STREET, 18TH FLOOR, LOS ANGELES, CALIFORNIA 90017

In addition, Hilary G.D. Lord, Managing Director and Chief Compliance Officer of Trust Company of the West, TCW Asset Management Company and the Advisor, is an Assistant Secretary of the Company and George N. Winn, Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Marc I. Stern
Director and Chairman of the Board

Charles A. Parker
Director

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Patrick C. Haden
Director

Thomas E. Larkin, Jr.
Director

Alvin R. Albe, Jr.
President, and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ron R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Assistant Secretary

David S. DeVito
Treasurer and Chief Financial Officer

George Winn
Assistant Treasurer


TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW


PFPC Inc.
760 Moore Road
King of Prussia,  Pennsylvania 19406


Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071


Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116


TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017
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ITEM 1.   REPORT TO STOCKHOLDERS.

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)

                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 8, 2004

By (Signature and Title)

                                            /s/ David S. DeVito
                                    ---------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                January 8, 2004